VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2023(unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.7%
Alabama: 1.0%
Alabama Public School and College Authority, Series A (RB)
4.00%, 11/01/30 (c)	$2,000		$2,107,430
5.00%, 11/01/30 (c)	2,015		2,369,898
5.00%, 11/01/30 (c)	525		628,331
Black Belt Energy Gas District, Project No. 8, Series A (RB) 4.00%, 12/01/29 (c) (p)	3,500		3,450,229
Black Belt Energy Gas District, Series A (RB) 4.00%, 12/01/31 (c) (p)	5,000		5,054,244
Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	860		862,143
County of Jefferson (RB)
5.00%, 03/15/27 (c)	800		879,055
5.00%, 03/15/27 (c)	100		108,261
Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/34	2,500		2,743,583
Southeast Energy Authority, A Cooperative District Commodity Supply, Project No.2, Series B (RB) 4.00%, 12/01/31 (c) (p)	1,000		997,501
UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/26 (c)	150		161,435
University of Alabama, Board of Trustee, Series A (RB)
3.00%, 07/01/29 (c)	415		393,374
4.00%, 07/01/29 (c)	820		867,937
			20,623,421
Alaska: 0.1%
Alaska Housing Finance Corp., Series A (RB) 4.00%, 06/01/27 (c)	125		130,972
Alaska Housing Finance Corp., Series B (RB) 2.15%, 12/01/30 (c)	1,040		846,136
State of Alaska, International Airports System, Series A (RB) 5.00%, 10/01/25 (c)	305		326,001
State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	635		668,493
			1,971,602
Arizona: 1.2%
Arizona Transportation Board, Highway (RB)
5.00%, 07/01/26 (c)	835		910,471
5.00%, 07/01/26 (c)	1,050		1,142,736
City of Mesa, Arizona Utility System (RB) 4.00%, 07/01/26 (c)	1,550		1,628,363
	Par (000’s	)	Value
Arizona (continued)
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
5.00%, 07/01/26 (c)	$150		$162,991
5.00%, 07/01/26 (c)	860		939,509
5.00%, 07/01/26 (c)	120		130,929
5.00%, 07/01/26 (c)	620		677,106
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series A (RB) 5.00%, 07/01/31 (c)	800		955,520
City of Phoenix Civic Improvement Corp., Junior Lien Water System, Series A (RB) 5.00%, 07/01/31 (c)	1,000		1,152,833
City of Phoenix Civic Improvement Corp., Junior Lien Water System, Series B (RB) 4.00%, 07/01/24 (c)	1,725		1,767,046
City of Phoenix Civic Improvement Corp., Rental Car Facility Charge, Series A (RB)
5.00%, 07/01/29 (c)	1,275		1,423,458
5.00%, 07/01/29 (c)	1,000		1,129,419
City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
5.00%, 07/01/27 (c)	250		276,170
5.00%, 07/01/27 (c)	100		111,081
City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB)
5.00%, 07/01/27 (c)	550		609,777
5.00%, 07/01/27 (c)	120		133,588
Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
3.12%, 01/01/27 (c)	20		20,167
4.00%, 01/01/27 (c)	1,500		1,485,595
5.00%, 01/01/27 (c)	605		645,289
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series A (RB) 2.40%, 12/01/31 (c)	1,150		911,275
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series B (RB) 2.40%, 12/01/31 (c)	1,500		1,188,620

1

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Arizona (continued)
Salt River Project Agricultural Improvement and Power District, Series A (RB)
5.00%, 01/01/28 (c)	$250		$280,330
5.00%, 01/01/28 (c)	2,380		2,685,910
5.00%, 01/01/30	1,000		1,182,328
5.00%, 06/01/25 (c)	1,000		1,061,016
Salt Verde Financial Corp. (RB) 5.00%, 12/01/37	1,600		1,697,210
			24,308,737
Arkansas: 0.1%
City of Fayetteville, Sales and Use Tax Capital Improvements, Series A (RB) 2.00%, 11/01/26 (c)	305		302,088
City of Fort Worth, Water and Sewer Construction (RB) 5.00%, 10/01/28 (c)	280		309,501
Little Rock School District of Pulaski County, Series A (GO) (AGM) 2.00%, 02/01/27 (c)	1,000		795,227
			1,406,816
California: 16.9%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System, Series A (RB) 5.00%, 10/01/27 (c)	1,000		1,107,250
Bay Area Toll Authority, Series S-7 (RB)
3.25%, 04/01/27 (c)	1,270		1,232,102
4.00%, 04/01/27 (c)	1,735		1,843,573
California Community Choice, Financing Authority Clean Energy Project, Series B-1 (RB) 4.00%, 08/01/31 (c) (p)	7,000		7,100,250
California Health Facilities Financial Authority, Series C (RB) 5.00%, 11/01/29 (p)	2,000		2,333,660
California Health Facilities Financing Authority, Cedars- Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	310		337,985
California Health Facilities Financing Authority, Cedars- Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	400		393,448
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB)
4.00%, 04/01/30 (c)	500		502,880
4.00%, 04/01/30 (c)	1,060		1,069,586
4.00%, 04/01/30 (c)	450		456,470
	Par (000’s	)	Value
California (continued)
California Health Facilities Financing Authority, Series A (RB) 3.75%, 01/30/23 (c)	$1,100		$1,100,400
California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	750		841,213
California Health Facilities Financing Authority, Sutter Health, Series A (RB)
5.00%, 11/15/27 (c)	150		164,668
5.00%, 11/15/27 (c)	1,575		1,716,778
5.00%, 11/15/27 (c)	450		497,918
California Housing Finance Agency, Series A (RB) 3.50%, 11/20/35	1,216		1,179,487
California Housing Finance Agency, Series A (RB) (FHLMC COLL) 3.75%, 03/25/35	6,249		6,253,098
California Infrastructure and Economic Development Bank, Clean Water State (RB)
5.00%, 04/01/26 (c)	55		60,152
5.00%, 04/01/27 (c)	170		189,230
California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	840		906,803
California Municipal Finance Authority, Northbay Healthcare, Series A (RB) 5.25%, 11/01/26 (c)	2,000		2,041,321
California State Public Works Board, Coalinga State Hospital, Series E (RB) 5.00%, 06/01/23 (c)	3,325		3,355,151
California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB) 5.00%, 09/01/24 (c)	2,200		2,289,162
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
3.00%, 09/01/27 (c)	500		508,069
3.00%, 09/01/27 (c)	360		364,286
California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/27 (c)	340		384,340
California State Public Works Board, Various Capital Projects, Series C (RB)
4.00%, 11/01/26 (c)	425		446,578
5.00%, 11/01/26 (c)	30		33,161
5.00%, 11/01/26 (c)	45		49,756

2

	Par (000’s	)	Value
California (continued)
California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	$400		$441,540
California State Public Works Board, Various Judicial Council Project, Series A (RB)
5.00%, 03/03/23 (c)	1,000		1,002,354
5.00%, 03/03/23 (c)	1,000		1,001,959
California State University, Series A (RB)
5.00%, 11/01/25 (c)	2,035		2,193,929
5.00%, 05/01/26 (c)	1,510		1,649,191
5.00%, 05/01/27 (c)	510		568,334
5.00%, 05/01/27 (c)	225		248,518
California Statewide Communities Development Authority, Front Porch Communities and Services, Series A (RB)
3.00%, 04/01/31 (c)	1,000		874,431
4.00%, 04/01/31 (c)	1,400		1,415,869
California Statewide Communities Development Authority, Kaiser Permanente, Series C (RB) 5.00%, 11/01/29 (p)	1,675		1,954,440
California Statewide Communities Development Authority, Kaiser Permanente, Series D (RB) 5.00%, 11/01/29 (p)	2,000		2,333,660
California Statewide Communities Development Authority, Kaiser Permanente, Series L (RB) 5.00%, 11/01/29 (p)	1,500		1,750,245
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, Series A (RB) 1.75%, 11/19/26 (c)	3,000		2,566,905
Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	140		144,480
City and County of San Francisco, Moscone Convention Center Expansion Project, Series B (CP)
4.00%, 10/01/25 (c)	2,000		2,086,780
4.00%, 10/01/25 (c)	2,000		2,035,430
City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	255		257,554
City of Bakersfield, Wastewater, Series A (RB) 5.00%, 09/15/25 (c)	15		16,098
	Par (000’s	)	Value
California (continued)
City of Concord, Capital Improvement Project (CP) 2.00%, 04/01/31 (c)	$1,400		$1,019,685
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB)
4.00%, 05/15/30 (c)	1,000		1,039,735
5.00%, 05/15/31 (c)	500		592,584
5.00%, 05/15/31 (c)	1,400		1,623,891
City of Los Angeles, Wastewater System, Series A (RB)
5.00%, 06/01/23 (c)	2,000		2,016,468
5.00%, 06/01/27 (c)	565		635,436
City of San Jose, California Airport, Series B (RB) (BAM) 4.00%, 03/01/31 (c)	325		347,537
City of San Jose, Refunding, Libraries, Parks and Public Safety Projects, Series C (GO) (AGM) 5.00%, 03/01/29 (c)	200		234,199
County of Los Angeles, Long Beach Unified School District, Series D-1 (GO) 0.00%, 02/01/25 (c) ^	1,250		620,696
County of Sacramento, Airport System, Series E (RB) 5.00%, 07/01/28 (c)	150		168,549
County of Sacramento, Regional County Sanitation District, Series A (RB) 5.00%, 06/01/24 (c)	3,000		3,106,182
County of Santa Clara, Series C (GO)
3.00%, 08/01/27 (c)	245		236,311
5.00%, 08/01/27 (c)	525		590,848
5.00%, 08/01/27 (c)	125		141,054
Desert Community College District (GO) 5.00%, 08/01/27 (c)	145		162,590
East Bay Municipal Utility District, Water System, Series A (RB) 5.00%, 06/01/25 (c)	1,000		1,065,851
East Bay Municipal Utility District, Water System, Series B (RB) 5.00%, 06/01/27 (c)	220		247,232
East Side Union High School District, Series B (GO) (AGM) 3.00%, 08/01/27 (c)	2,590		2,515,213
Eastern Municipal Water District, Financing Authority, Water and Wastewater, Series A (RB) 5.00%, 07/01/30 (c)	1,070		1,238,258

3

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Eastern Municipal Water District, Financing Authority, Water and Wastewater, Series B (RB) (BAM-TCRS) 4.00%, 07/01/26 (c)	$1,150		$1,191,102
Eastern Municipal Water District, Financing Authority, Water and Wastewater, Series B (RB) (SAW) 5.00%, 07/01/26 (c)	140		153,874
Fontana Redevelopment Agency Successor Agency (TA) 5.00%, 10/01/27 (c)	760		849,076
Foothill-De Anza Community College District (GO) 3.00%, 08/01/31 (c)	1,500		1,384,523
Kern High School District, Series A (GO) (AGM) 2.00%, 08/01/30 (c)	3,000		2,761,420
Kern High School District, Series C (GO) (AGM) 2.00%, 08/01/30 (c)	1,600		1,504,523
Los Angeles Community College District, Series I (GO)
4.00%, 08/01/26 (c)	170		179,176
4.00%, 08/01/26	25		26,678
Los Angeles Community College District, Series J (GO)
4.00%, 08/01/27 (c)	750		800,367
4.00%, 08/01/27 (c)	400		428,085
Los Angeles Community College District, Series L (GO) 5.00%, 08/01/32 (c)	1,000		1,210,342
Los Angeles County Metropolitan Transportation Authority (RB)
4.00%, 06/01/30 (c)	1,695		1,791,768
5.00%, 06/01/30 (c)	1,000		1,173,942
5.00%, 07/01/31 (c)	2,530		2,957,757
Los Angeles County Metropolitan Transportation Authority, Sales Tax (RB)
4.00%, 06/01/30 (c)	1,045		1,114,922
5.00%, 07/01/23 (c)	2,000		2,019,755
Los Angeles County Metropolitan Transportation Authority, Series A (RB)
4.00%, 06/01/30 (c)	1,000		1,084,267
4.00%, 06/01/31 (c)	1,460		1,565,044
5.00%, 06/01/26 (c)	375		411,052
5.00%, 06/01/26 (c)	165		180,806
5.00%, 07/01/27 (c)	795		894,802
5.00%, 07/01/31 (c)	1,060		1,242,421
5.00%, 07/01/31 (c)	900		1,061,463
	Par (000’s	)	Value
California (continued)
Los Angeles County Public Works Financing Authority, Lakma Bulding for Permanent Collection Project, Series A (RB)
4.00%, 12/01/30 (c)	$1,500		$1,562,792
4.00%, 12/01/30 (c)	1,250		1,288,272
Los Angeles Department of International Airport, Series B (RB) 4.00%, 05/15/30 (c)	1,900		1,954,615
Los Angeles Department of Water and Power, Series A (RB)
5.00%, 01/01/27 (c)	1,010		1,122,602
5.00%, 07/01/29	1,000		1,180,527
Los Angeles Department of Water and Power, Series B (RB)
5.00%, 01/01/27 (c)	275		304,698
5.00%, 01/01/27 (c)	1,000		1,109,894
5.00%, 07/01/23 (c)	1,500		1,515,564
5.00%, 07/01/23 (c)	1,000		1,010,044
5.00%, 07/01/28 (c)	110		126,714
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 07/01/24 (c)	1,000		1,040,818
5.00%, 07/01/30 (c)	1,500		1,753,320
5.00%, 07/01/30 (c)	1,125		1,340,148
Los Angeles Department of Water and Power, Series D (RB)
5.00%, 07/01/24 (c)	2,000		2,074,239
5.00%, 07/01/28 (c)	125		142,557
5.00%, 07/01/28 (c)	2,000		2,216,769
5.00%, 07/01/32 (c)	1,000		1,174,764
Los Angeles Municipal Improvement Corp., Series B (RB) 4.00%, 11/01/26 (c)	2,000		2,063,769
Los Angeles Unified School District, AD Valorem Property Tax, Series C (GO) 4.00%, 07/01/30 (c)	1,605		1,668,836
Los Angeles Unified School District, AD Valorem Property Tax, Series RYQ (GO) 5.00%, 07/01/30	1,070		1,286,774
Los Angeles Unified School District, AD Valorem Property Tax, Series RYRR (GO)
4.00%, 01/01/32 (c)	1,500		1,588,882
5.00%, 01/01/32 (c)	1,300		1,549,939
Los Angeles Unified School District, Series A (GO)
4.00%, 07/01/29 (c)	1,580		1,713,042
5.00%, 07/01/25 (c)	695		743,580
5.00%, 07/01/29 (c)	1,720		2,024,458

4

	Par (000’s	)	Value
California (continued)
5.00%, 07/01/30	$500		$601,296
Los Angeles Unified School District, Series B (GO)
2.00%, 07/01/26 (c)	270		258,182
5.00%, 07/01/26 (c)	915		1,003,822
Los Angeles Unified School District, Series B-1 (GO)
5.00%, 01/01/28 (c)	645		733,785
5.00%, 01/01/28 (c)	585		664,611
5.00%, 01/01/28 (c)	295		328,719
Los Angeles Unified School District, Series C (GO)
3.00%, 07/01/30 (c)	1,880		1,837,881
4.00%, 07/01/30 (c)	2,000		2,114,620
4.00%, 07/01/30 (c)	360		384,476
Los Angeles Unified School District, Series RYQ (GO) 4.00%, 07/01/30 (c)	1,000		1,050,426
Los Angeles Unified School District, Series RYQ (GO) (BAM) 5.00%, 07/01/29	3,675		4,328,748
Mount Diablo Unified School District, Series B (GO) 4.00%, 08/01/31 (c)	1,000		1,069,195
Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/26 (c)	615		679,524
Oakland Unified School District (GO)
5.00%, 08/01/26 (c)	175		191,286
5.00%, 08/01/26 (c)	625		681,069
Oakland Unified School District, Series A (GO) (BAM) 4.00%, 08/01/31 (c)	1,055		1,110,181
Palm Springs Unified School District, Series D (GO)
3.00%, 08/01/26 (c)	1,500		1,524,137
3.00%, 08/01/26 (c)	160		162,869
Palomar Health (RB) 5.00%, 11/01/26 (c)	1,725		1,759,197
Palomar Health, Series B (GO) 4.00%, 08/01/26 (c)	1,000		1,021,391
Peralta Community College District, Series D (GO) 4.00%, 08/01/25 (c)	2,000		2,012,807
Public Utilities Commission of the City and County of San Francisco Water, Series A (RB)
4.00%, 11/01/26 (c)	100		106,864
5.00%, 11/01/26 (c)	25		27,542
Public Utilities Commission of the City and County of San Francisco Water, Series D (RB) 5.00%, 11/01/27 (c)	785		878,800
Regents of the University of California Medical Center Pooled Revenue (RB) 5.00%, 05/15/26 (c)	650		706,662
	Par (000’s	)	Value
California (continued)
Riverside County Transportation Commission, Series B (RB) 5.00%, 12/01/27 (c)	$560		$614,903
Sacramento County Sanitation Districts Financing Authority (RB) 5.00%, 06/01/24 (c)	1,000		1,037,402
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	535		609,343
San Diego County Regional Airport Authority, Series B (RB)
5.00%, 07/01/30 (c)	1,630		1,929,302
5.00%, 07/01/30 (c)	2,075		2,404,104
San Diego County Water Authority, Series B (RB) 4.00%, 05/01/31 (c)	2,000		2,201,370
San Diego Unified School District, Series I (GO) 5.00%, 07/01/27 (c)	650		731,321
San Diego Unified School District, Series R-5 (GO) 4.00%, 07/01/26 (c)	20		21,221
San Francisco Bay Area Rapid Transit District, Series F-1 (GO)
5.00%, 08/01/29 (c)	110		129,530
5.00%, 08/01/29 (c)	140		162,263
San Francisco County Transportation Authority (RB)
3.00%, 02/01/27 (c)	135		137,998
3.00%, 02/01/27 (c)	500		501,412
4.00%, 02/01/27 (c)	325		348,691
San Francisco Unified School District, Series B (GO) 4.00%, 06/15/28 (c)	2,000		2,151,040
San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	165		183,622
San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	230		255,119
San Marcos Unified School District (GO)
4.00%, 08/01/27 (c)	400		423,455
5.00%, 08/01/27 (c)	350		388,067
San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	770		811,474
Santa Clara County Financing Authority, Capital Facilities, Series A (RB)
4.00%, 05/01/31 (c)	840		887,970
5.00%, 05/01/31 (c)	3,855		4,658,975

5

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
3.00%, 05/15/25 (c)	$1,000		$978,751
4.00%, 05/15/25 (c)	1,510		1,568,612
4.00%, 05/15/25 (c)	400		412,853
Santa Clara Unified School District (GO)
3.00%, 07/01/26 (c)	395		396,129
3.00%, 07/01/26 (c)	1,535		1,500,281
3.00%, 07/01/26 (c)	1,000		1,002,859
Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	25		27,060
Southern California Public Power Authority, Milford Wind Corridor Phase I Project (RB) 5.00%, 07/01/29	100		117,987
State of California (GO) 4.00%, 04/01/31 (c)	2,000		2,167,921
State of California, Department of Water Resources, Central Valley Project, Series AW (RB) 5.00%, 12/01/26 (c)	50		55,480
State of California, Department of Water Resources, Central Valley Project, Series AX (RB)
5.00%, 12/01/27 (c)	100		113,405
5.00%, 12/01/27 (c)	915		1,040,228
State of California, Department of Water Resources, Central Valley Project, Series BA (RB) (AGM) 5.00%, 06/01/29 (c)	365		424,672
State of California, Series CL (GO) 3.75%, 12/01/24 (c)	10		9,821
State of California, Various Purpose (GO)
3.00%, 10/01/29 (c)	2,000		2,015,538
3.00%, 10/01/29 (c)	350		339,269
3.12%, 04/01/29 (c)	1,575		1,580,657
4.00%, 10/01/29 (c)	2,000		2,072,391
4.00%, 11/01/27 (c)	100		107,718
4.00%, 11/01/30 (c)	3,445		3,719,558
4.00%, 11/01/30 (c)	2,000		2,097,329
4.00%, 03/01/29	2,000		2,214,773
4.00%, 03/01/30 (c)	9,500		10,067,930
4.00%, 03/01/30 (c)	2,000		2,101,866
4.00%, 04/01/31 (c)	1,795		1,978,631
4.00%, 04/01/31 (c)	2,300		2,399,571
4.00%, 08/01/26 (c)	130		135,104
4.00%, 08/01/26 (c)	700		733,046
4.00%, 09/01/26 (c)	1,500		1,559,851
4.00%, 09/01/26 (c)	2,815		2,968,805
5.00%, 10/01/28 (c)	300		347,213
5.00%, 10/01/28 (c)	1,065		1,232,022
5.00%, 10/01/29 (c)	2,340		2,767,488
	Par (000’s	)	Value
California (continued)
5.00%, 10/01/29 (c)	$3,425		$4,037,611
5.00%, 10/01/29	4,500		5,325,009
5.00%, 10/01/29	1,000		1,183,335
5.00%, 10/01/30	2,000		2,412,897
5.00%, 10/01/31	4,000		4,911,422
5.00%, 11/01/23 (c)	2,000		2,036,583
5.00%, 11/01/27 (c)	3,375		3,817,448
5.00%, 11/01/27 (c)	1,020		1,153,314
5.00%, 11/01/27 (c)	2,645		2,988,466
5.00%, 11/01/28 (c)	3,135		3,512,680
5.00%, 11/01/30	2,360		2,852,028
5.00%, 11/01/30 (c)	1,610		1,904,770
5.00%, 12/01/30 (c)	2,000		2,329,059
5.00%, 02/01/23 (c)	1,470		1,470,000
5.00%, 03/01/30 (c)	2,330		2,726,507
5.00%, 03/01/30 (c)	1,250		1,468,815
5.00%, 04/01/23 (c)	3,000		3,010,930
5.00%, 04/01/24 (c)	500		515,719
5.00%, 04/01/26 (c)	1,690		1,836,357
5.00%, 04/01/29	1,735		2,031,774
5.00%, 04/01/29 (c)	3,000		3,413,295
5.00%, 04/01/29 (c)	3,500		4,022,970
5.00%, 04/01/29 (c)	2,500		2,915,099
5.00%, 04/01/30	2,910		3,474,857
5.00%, 04/01/31	380		462,351
5.00%, 04/01/32	4,270		5,276,240
5.00%, 05/01/24 (c)	2,480		2,566,172
5.00%, 08/01/24 (c)	1,000		1,040,296
5.00%, 08/01/24 (c)	1,000		1,041,049
5.00%, 08/01/26 (c)	905		987,111
5.00%, 08/01/26 (c)	115		124,216
5.00%, 08/01/26 (c)	150		164,881
5.00%, 08/01/26 (c)	490		530,661
5.00%, 08/01/27 (c)	2,445		2,750,055
5.00%, 08/01/27 (c)	2,250		2,529,482
5.00%, 08/01/28 (c)	3,245		3,641,834
5.00%, 08/01/28 (c)	275		316,947
5.00%, 09/01/26 (c)	125		136,796
5.00%, 09/01/29	1,000		1,181,315
State of California, Various Purpose (GO) (SAW) 5.00%, 06/01/26 (c)	1,000		1,080,138
State Public Works Board, Various Capital Projects, Series B (RB)
4.00%, 05/01/31 (c)	1,500		1,564,055
4.00%, 05/01/31 (c)	2,000		2,099,567
Stockton Unified School District (GO) 5.00%, 02/01/26 (c)	100		108,246
University of California, Series AR (RB) 5.00%, 05/15/26 (c)	10		10,932
University of California, Series AY (RB) 5.00%, 05/15/27 (c)	625		701,338

6

	Par (000’s	)	Value
California (continued)
University of California, Series AZ (RB) 5.00%, 05/15/28 (c)	$310		$354,199
University of California, Series BE (RB) 5.00%, 05/15/30 (c)	1,500		1,749,456
University of California, Series I (RB) 4.00%, 05/15/25 (c)	2,160		2,221,555
University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,170		1,312,749
University of California, Series Q (RB) 4.00%, 05/15/31 (c)	2,500		2,624,764
			336,456,434
Colorado: 2.1%
Adams 12 Five Star Schools (GO) 5.00%, 12/15/26 (c)	2,000		2,207,622
Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	540		595,291
Boulder Larimer & Weld Counties, St. Vrain Valley School District, Series C (GO) (SAW)
5.00%, 12/15/26 (c)	2,000		2,173,497
5.00%, 12/15/26 (c)	2,000		2,159,717
Cherry Creek School District No. 5 (GO) (SAW) 5.00%, 12/15/25 (c)	1,000		1,077,202
City and County of Denver, Series A-2 (RB)
0.00%, 08/01/26 (c) ^	1,200		690,621
0.00%, 08/01/26 (c) ^	200		127,421
City of Colorado Springs, Utilities System, Series A (RB) 5.00%, 11/15/30	1,000		1,197,515
City of Colorado Springs, Utilities System, Series A-1 (RB)
5.00%, 11/15/27 (c)	100		112,530
5.00%, 11/15/27 (c)	110		123,996
5.00%, 11/15/27 (c)	120		135,210
Colorado Health Facilities Authority, Advenhealth, Series A (RB) 4.00%, 11/15/29 (c)	2,000		2,015,726
Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB)
4.00%, 08/01/29 (c)	2,350		2,340,222
5.00%, 08/01/29 (c)	155		165,819
Denver City and County School District No. 1 (GO) (SAW)
4.00%, 12/01/30 (c)	3,000		3,127,767
5.00%, 12/01/30 (c)	1,000		1,140,999
	Par (000’s	)	Value
Colorado (continued)
5.00%, 12/01/30 (c)	$1,000		$1,181,652
El Paso County School District No. 20 (GO) (SAW) 5.00%, 12/15/26 (c)	295		323,210
Jefferson County School District R-1 (GO) 5.00%, 12/15/28 (c)	1,110		1,283,325
Pueblo City Schools No. 60 (GO) (SAW)
3.00%, 12/15/29 (c)	500		468,502
5.00%, 12/15/29 (c)	1,085		1,211,052
5.00%, 12/15/29 (c)	1,625		1,821,450
5.00%, 12/15/29 (c)	1,010		1,162,062
Regional Transportation District, Fastracks Project, Series A (RB) 5.00%, 11/01/26 (c)	1,820		1,963,512
Regional Transportation District, Fastracks Project, Series B (RB)
5.00%, 11/01/27 (c)	530		591,576
5.00%, 11/01/27 (c)	1,995		2,216,363
State of Colorado, Series A (CP)
4.00%, 12/15/31 (c)	1,750		1,834,302
4.00%, 12/15/31 (c)	1,540		1,574,472
5.00%, 12/15/31 (c)	2,000		2,379,239
State of Colorado, Series M (CP) 5.00%, 03/15/28 (c)	190		213,660
University of Colorado, Series A-2 (RB) 3.00%, 06/01/24 (c)	800		801,169
Weld County School District No. 6 (GO) (SAW) 5.00%, 12/01/29 (c)	2,165		2,457,988
			40,874,689
Connecticut: 2.5%
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A-1 (RB) (SAW) 1.70%, 05/15/30 (c)	1,290		1,041,775
Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	260		260,845
Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	140		136,759
Connecticut State Health and Educational Facilities Authority, Hartford Health Issue, Series A (RB) (SD CRED PROG) 5.00%, 01/01/30 (c)	335		371,448
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
4.00%, 07/01/29 (c)	625		626,353
4.00%, 07/01/29 (c)	525		519,295

7

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Connecticut (continued)
5.00%, 07/01/29 (c)	$2,200		$2,356,396
Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series B-1 (RB) (AGM) 5.00%, 07/01/29	1,120		1,314,088
Connecticut State, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 09/01/24 (c)	1,000		1,039,277
State of Connecticut (GO) 5.00%, 11/15/25 (c)	1,525		1,629,591
State of Connecticut, Series A (GO)
3.00%, 01/15/31 (c)	2,200		2,216,263
3.00%, 01/15/31 (c)	1,000		994,670
3.00%, 01/15/31 (c)	1,000		947,914
4.00%, 01/15/31	1,780		1,986,248
5.00%, 04/15/27 (c)	680		753,596
5.00%, 04/15/28 (c)	1,000		1,090,284
State of Connecticut, Series A (GO) (SBG)
4.00%, 04/15/29 (c)	1,000		1,034,770
5.00%, 04/15/29	1,000		1,156,232
State of Connecticut, Series A (RB) 5.00%, 05/01/27 (c)	350		387,742
State of Connecticut, Series B (GO) 4.00%, 03/01/23 (c)	2,000		2,002,401
State of Connecticut, Series B (GO) (BAM) 3.00%, 06/01/29	1,000		1,025,869
State of Connecticut, Series C (GO)
4.00%, 06/01/30 (c)	850		894,274
4.00%, 06/01/30 (c)	1,950		2,117,980
State of Connecticut, Series E (GO)
3.00%, 10/15/26 (c)	395		396,026
5.00%, 08/15/23 (c)	2,000		2,027,328
5.00%, 09/15/28 (c)	1,665		1,897,638
State of Connecticut, Series F (GO) 5.00%, 11/15/25 (c)	1,550		1,657,879
State of Connecticut, Special Tax, Series A (RB)
4.00%, 05/01/31 (c)	1,500		1,548,778
4.00%, 09/01/26 (c)	785		808,586
5.00%, 01/01/28 (c)	190		212,742
5.00%, 05/01/31	1,650		1,988,475
5.00%, 05/01/31 (c)	1,500		1,757,922
5.00%, 09/01/24 (c)	1,250		1,300,749
5.00%, 09/01/24 (c)	1,195		1,244,375
5.00%, 09/01/24 (c)	1,300		1,353,079
5.00%, 09/01/26 (c)	200		216,566
5.00%, 09/01/26 (c)	475		517,990
	Par (000’s	)	Value
Connecticut (continued)
State of Connecticut, Special Tax, Series A (ST) 5.00%, 05/01/30 (c)	$2,500		$2,825,314
State of Connecticut, State Revolving Fund, Series A (RB) 5.00%, 05/01/27 (c)	1,000		1,110,741
University of Connecticut, Series A (RB)
5.00%, 01/15/27 (c)	745		818,549
5.00%, 04/15/28 (c)	1,000		1,126,226
			48,713,033
Delaware: 0.3%
Delaware Transportation Authority (RB) 5.00%, 09/01/30 (c)	2,495		2,965,114
State of Delaware (GO)
2.00%, 02/01/31 (c)	1,000		822,626
2.00%, 02/01/31 (c)	1,000		878,317
State of Delaware, Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 3.00%, 07/01/27 (c)	180		182,429
State of Delaware, Series A (GO) 2.00%, 01/01/30 (c)	650		540,550
			5,389,036
District of Columbia: 1.7%
District of Columbia, Federal Highway grant Anticipation (RB) (SAW) 5.00%, 12/01/29 (c)	2,250		2,587,815
District of Columbia, Georgetown University Issue (RB) 5.00%, 04/01/27 (c)	645		698,793
District of Columbia, Series A (GO)
5.00%, 06/01/26 (c)	290		314,411
5.00%, 06/01/26 (c)	210		228,945
5.00%, 06/01/26 (c)	250		271,378
5.00%, 06/01/26 (c)	30		32,696
5.00%, 06/01/27 (c)	580		645,816
5.00%, 06/01/27 (c)	2,500		2,771,225
5.00%, 06/01/27 (c)	170		189,115
5.00%, 06/01/28 (c)	750		839,514
District of Columbia, Series A (RB) 5.00%, 09/01/29 (c)	1,000		1,131,294
District of Columbia, Series C (GO) 5.00%, 06/01/24 (c)	1,980		2,032,194
District of Columbia, Series C (RB)
5.00%, 05/01/30 (c)	1,000		1,142,233
5.00%, 05/01/30	250		296,823
District of Columbia, Series D (GO) 4.00%, 06/01/27 (c)	500		530,052

8

	Par (000’s	)	Value
District of Columbia (continued)
5.00%, 12/01/26 (c)	$20		$21,994
5.00%, 12/01/26 (c)	160		176,569
5.00%, 06/01/24 (c)	1,350		1,397,421
5.00%, 06/01/27 (c)	500		556,220
District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	25		27,492
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB) 4.00%, 10/01/29 (c)	250		254,187
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB) (AGM) 4.00%, 10/01/29 (c)	250		256,080
Washington Convention & Sports Authority (RB) 5.00%, 10/01/27 (c)	2,545		2,834,960
Washington Metropolitan Area Transit Authority (RB) 5.00%, 07/01/27 (c)	1,000		1,077,325
Washington Metropolitan Area Transit Authority, Series A (RB)
4.00%, 07/15/31 (c)	4,000		4,349,563
5.00%, 07/15/30 (c)	1,400		1,577,557
5.00%, 07/15/31 (c)	2,000		2,273,934
Washington Metropolitan Area Transit Authority, Series A-1 (RB) 5.00%, 07/01/27 (c)	140		153,782
Washington Metropolitan Area Transit Authority, Series A-2 (RB)
5.00%, 07/01/27 (c)	550		601,087
5.00%, 07/01/27 (c)	810		882,048
5.00%, 07/01/27 (c)	300		328,884
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/27 (c)	880		958,274
5.00%, 07/01/27 (c)	1,205		1,316,927
5.00%, 07/01/27 (c)	650		713,989
5.00%, 07/01/27 (c)	555		611,138
			34,081,735
Florida: 3.2%
Brevard County Health Facilities Authority, Health First, Inc. Project (RB)
5.00%, 04/01/24 (c)	2,510		2,567,316
5.00%, 04/01/24 (c)	1,000		1,022,835
Broward County, Florida School Board, Series B (CP) 5.00%, 07/01/25 (c)	1,005		1,058,295
Broward County, Florida Tourist Development, Convention Center Expansion Project (RB) 4.00%, 09/01/31 (c)	1,000		1,052,745
	Par (000’s	)	Value
Florida (continued)
Central Florida Expressway Authority (RB) (BAM) 3.00%, 07/01/27 (c)	$520		$520,670
Central Florida Expressway Authority, Series A (RB) 4.00%, 07/01/26 (c)	1,250		1,298,589
Central Florida Expressway Authority, Series A (RB) (BAM) 5.00%, 07/01/27 (c)	2,000		2,139,694
City of Gainesville, Utilities System, Series A (RB)
5.00%, 10/01/27 (c)	195		217,490
5.00%, 10/01/27 (c)	1,045		1,157,613
City of Jacksonville, Florida Transportation (RB) 5.00%, 10/01/25 (c)	210		223,871
City of Jacksonville, Series A (RB) 5.00%, 10/01/29 (c)	1,095		1,271,343
City of Orlando, Senior Tourist Development Tax, 6th Cent Contract Payments, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	560		607,621
City of Orlando, Tourist Development Tax, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	2,000		2,208,262
County of Miami-Dade (RB)
0.00%, 10/01/26 (c) ^	400		289,480
0.00%, 10/01/26 (c) ^	565		426,748
5.00%, 10/01/26 (c)	510		550,263
5.00%, 10/01/26 (c)	2,005		2,145,926
County of Miami-Dade, Building Better Communities Program, Series A (GO)
5.00%, 07/01/25 (c)	100		106,170
5.00%, 07/01/26 (c)	520		564,856
5.00%, 07/01/26 (c)	280		303,100
5.00%, 07/01/26 (c)	555		598,142
County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW) 4.00%, 07/01/30 (c)	1,600		1,684,114
County of Miami-Dade, Florida Aviation, Series A (RB) 4.00%, 10/01/30 (c)	1,500		1,512,946
County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	865		899,510
County of Miami-Dade, Florida Water and Sewer System, Series A (RB) 5.00%, 10/01/25 (c)	1,500		1,586,329
County of Miami-Dade, Water and Sewer System (RB)
4.00%, 04/01/31 (c)	1,475		1,541,734
5.00%, 04/01/31 (c)	3,500		4,178,793

9

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
County of Miami-Dade, Water and Sewer System, Series B (RB)
3.00%, 10/01/27 (c)	$370		$364,488
5.00%, 10/01/25 (c)	605		638,064
Florida Development Finance Corp., Lakeland Regional Health Systems (RB) 4.00%, 11/15/31 (c)	2,000		2,041,924
Florida Housing Finance Corp., Series 2 (RB) 2.10%, 01/01/30 (c)	950		830,871
Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB) 5.00%, 10/01/26 (c)	125		135,186
JEA Electric System, Series A (RB) 5.00%, 10/01/23 (c)	2,000		2,029,176
JEA Electric System, Series B (RB)
3.38%, 03/03/23 (c)	520		520,032
5.00%, 10/01/27 (c)	610		680,912
5.00%, 10/01/27 (c)	885		976,364
5.00%, 10/01/27 (c)	850		948,434
JEA Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	1,360		1,382,642
Lee Memorial Health System, Series A-1 (RB) 5.00%, 04/01/29 (c)	605		670,913
Manatee County, School District (RB) (AGM) 5.00%, 04/01/27 (c)	160		175,501
Miami-Dade County, School Board (GO) 3.25%, 03/15/27 (c)	125		126,870
Orange County, Health Facilities Authority, Series A (RB)
5.00%, 10/01/26 (c)	1,325		1,401,455
5.00%, 08/01/23 (c)	420		436,522
Orange County, School Board, Series C (CP) 5.00%, 08/01/26 (c)	410		439,238
Orange County, Tourist Development Tax (RB)
5.00%, 10/01/25 (c)	100		106,618
5.00%, 10/01/26	190		207,289
5.00%, 10/01/29	280		323,777
5.00%, 10/01/30	490		576,721
Palm Beach County, Health Facilities Authority, Act Retirement - Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	350		359,685
Palm Beach County, School Board, Series A (CP) 5.00%, 08/01/30 (c)	275		318,230
	Par (000’s	)	Value
Florida (continued)
Palm Beach County, School Board, Series C (CP) 5.00%, 08/01/28 (c)	$695		$790,245
Palm Beach County, School Board, Series D (CP) 5.00%, 08/01/25 (c)	2,000		2,119,610
Polk County, School District (RB) 5.00%, 10/01/29 (c)	100		115,798
Polk County, School District (RB) (SAW) 5.00%, 10/01/29 (c)	1,000		1,160,384
Port Saint Lucie, Utility System (RB) 4.00%, 09/01/26 (c)	1,455		1,521,859
Reedy Creek Improvement District, Series A (GO)
4.00%, 06/01/27 (c)	1,000		1,048,496
5.00%, 06/01/27 (c)	175		192,194
South Miami Health Facilities Authority, Baptist Health (RB)
5.00%, 08/15/27 (c)	800		871,720
5.00%, 08/15/27 (c)	710		780,216
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
4.00%, 06/01/27 (c)	780		831,315
4.00%, 06/01/27 (c)	1,000		1,062,639
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AMBAC) 3.00%, 06/01/29 (c)	510		490,030
State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
2.38%, 06/01/26 (c)	590		562,912
3.00%, 06/01/25 (c)	1,000		992,755
State of Florida, Department of Transportation Financing Corp. (RB)
3.00%, 07/01/30 (c)	1,000		995,633
3.00%, 07/01/30 (c)	1,000		1,025,922
State of Florida, Department of Transportation Financing Corp., Series B (RB) 5.00%, 07/01/28 (c)	115		131,522
State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	880		1,042,323
Volusia County, School Board, Master Lease Program, Series B (CP) 5.00%, 08/01/24 (c)	1,320		1,363,117
			64,524,057

10

	Par (000’s	)	Value
Georgia: 2.2%
Athens-Clarke County, Georgia Water and Sewerage (RB) 4.00%, 01/01/25 (c)	$1,450		$1,491,093
City of Atlanta, Airport Passenger Facility Charge, Series C (RB)
5.00%, 07/01/29 (c)	800		908,569
5.00%, 07/01/29 (c)	2,275		2,526,516
City of Atlanta, Water and Wastewater (RB) 4.00%, 11/01/29 (c)	1,450		1,503,209
Clarke County, Hospital Authority, Piedmont Healthcare, Inc. Project, Series A (RB) 5.00%, 07/01/26 (c)	250		267,351
Clarke County, Nevada Airport System, Series A-2 (RB) 5.00%, 01/01/24 (c)	1,705		1,745,385
Dekalb County, Water and Sewerage, Series B (RB) (AGM) 5.00%, 10/01/26 (c)	1,530		1,650,490
Fulton County, Georgia Water and Sewerage, Series A (RB)
3.00%, 01/01/30 (c)	3,000		2,760,812
5.00%, 03/03/23 (c)	1,350		1,353,108
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB) 5.00%, 02/15/27 (c)	225		236,841
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 2.90%, 12/01/25 (c)	925		895,311
Georgia Municipal Electric Authority Project (RB) 5.00%, 02/27/23 (c)	1,000		1,000,745
Georgia State Road and Tollway Authority (RB)
5.00%, 06/01/30 (c)	2,000		2,365,401
5.00%, 06/01/30 (c)	2,550		3,028,757
Georgia State Road and Tollway Authority, Series A (RB) 4.00%, 07/15/31 (c)	3,255		3,562,716
Main Street Natural Gas, Inc., Gas Supply, Series A (RB)
4.00%, 12/01/29 (c) (p)	2,500		2,505,649
5.00%, 05/15/38	1,000		1,060,873
Private Colleges and Universities Authority, Emory University, Series B (RB)
4.00%, 10/01/26 (c)	2,000		2,032,932
4.00%, 09/01/30 (c)	350		366,565
State of Georgia, Series A (GO)
4.00%, 08/01/30 (c)	935		1,026,838
5.00%, 02/01/26 (c)	680		737,415
5.00%, 02/01/27 (c)	150		166,598
	Par (000’s	)	Value
Georgia (continued)
5.00%, 02/01/27 (c)	$350		$389,011
5.00%, 02/01/27 (c)	1,200		1,328,582
5.00%, 02/01/27 (c)	2,000		2,217,557
5.00%, 08/01/29	2,500		2,939,918
State of Georgia, Series C (GO) 5.00%, 07/01/27 (c)	3,000		3,364,699
			43,432,941
Hawaii: 1.1%
City and County of Honolulu, Rail Transit Project, Series B (GO) 5.00%, 03/01/30 (c)	1,930		2,281,712
City and County of Honolulu, Rail Transit Project, Series B (GO) (SD CRED PROG) 5.00%, 03/01/30	350		413,929
City and County of Honolulu, Series A (GO) 4.00%, 09/01/28 (c)	1,075		1,099,371
City and County of Honolulu, Series B (GO) 5.00%, 09/01/27 (c)	1,015		1,134,067
City and County of Honolulu, Wastewater System, Series A (RB) 4.00%, 07/01/26 (c)	970		1,011,249
City and County of Honolulu, Wastewater System, Series B (RB)
4.00%, 07/01/26 (c)	100		103,593
5.00%, 07/01/29 (c)	875		986,136
5.00%, 07/01/29 (c)	395		459,201
State of Hawaii (RB)
5.00%, 01/01/31 (c)	2,250		2,604,451
State of Hawaii, Department of Budget and Finance, Series A (RB) 6.00%, 07/01/23 (c)	1,000		1,013,380
State of Hawaii, Department of Transportation Airports Division, Series D (RB) (BAM) 5.00%, 07/01/30 (c)	2,000		2,331,858
State of Hawaii, Series ET (GO) 3.00%, 10/01/25 (c)	1,000		1,019,455
State of Hawaii, Series FH (GO) 5.00%, 10/01/26 (c)	15		16,481
State of Hawaii, Series FK (GO) 3.25%, 05/01/27 (c)	1,000		1,020,671
5.00%, 05/01/27 (c)	130		143,724
5.00%, 05/01/27 (c)	690		761,081
State of Hawaii, Series FN (GO) 5.00%, 10/01/27 (c)	500		560,860
State of Hawaii, Series FT (GO)
4.00%, 01/01/28 (c)	295		315,844
5.00%, 01/01/28 (c)	1,150		1,298,981
5.00%, 01/01/28 (c)	405		457,056
5.00%, 10/01/27 (c)	1,020		1,142,713

11

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Hawaii (continued)
State of Hawaii, Series FW (GO) 5.00%, 01/01/29	$1,180		$1,363,748
			21,539,561
Illinois: 5.3%
Board of Trustees of the University of Illinois, Auxiliary Facilities Sytem, Series A (RB) 5.00%, 04/01/30	1,000		1,155,903
Chicago Board of Education (ST) 5.75%, 04/01/27 (c)	235		249,447
Chicago O’Hare International Airport, Series A (RB) 5.00%, 01/01/30 (c)	1,000		1,134,131
Chicago O’Hare International Airport, Series A (RB) (AGM) 4.00%, 01/01/30 (c)	2,000		2,052,762
Chicago O’Hare International Airport, Series B (RB)
5.00%, 01/01/27 (c)	470		511,663
5.00%, 01/01/27 (c)	365		395,698
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26 (c)	135		143,939
Chicago O’Hare International Airport, Series D (RB) 4.12%, 01/01/25 (c)	1,150		1,156,028
City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	100		106,500
City of Chicago, Second Lien Water (RB) 5.00%, 11/01/27 (c)	1,390		1,487,015
City of Chicago, Second Lien Water (RB) (AGM)
5.00%, 11/01/27 (c)	2,000		2,108,504
5.00%, 11/01/27 (c)	1,420		1,533,235
5.25%, 11/01/27 (c)	180		196,322
City of Chicago, Series A (GO)
5.00%, 01/01/24 (c)	1,250		1,252,634
5.00%, 01/01/24 (c)	1,500		1,503,295
5.00%, 01/01/30	2,000		2,149,208
5.00%, 01/01/31 (c)	1,000		1,077,902
5.00%, 01/01/31 (c)	2,455		2,639,625
City of Chicago, Series B (GO)
4.00%, 01/01/30	358		358,744
4.00%, 01/01/32 (c)	1,064		977,214
City of Chicago, Series C (GO) 5.00%, 01/01/26 (c)	1,150		1,168,002
City of Chicago, Wastewater Transmission, Series B (RB) 5.00%, 01/01/27 (c)	750		778,294
City of Springfield, Electric Senior Lien (RB) (AGM) 5.00%, 03/01/25 (c)	15		15,629
Cook County, Series A (GO)
5.00%, 11/15/26 (c)	325		351,741
5.00%, 11/15/26 (c)	250		270,945
	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Carle Foundation, Series A (RB)
4.00%, 08/15/31 (c)	$1,500		$1,526,349
4.00%, 08/15/31 (c)	1,500		1,519,888
5.00%, 08/15/31 (c)	1,000		1,141,223
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 01/01/26 (c)	165		172,141
4.00%, 01/01/31 (c)	1,000		1,050,551
4.00%, 01/01/31 (c)	1,600		1,723,354
5.00%, 01/01/26 (c)	685		736,779
5.00%, 01/01/27 (c)	140		154,301
5.00%, 01/01/27 (c)	700		765,114
5.00%, 01/01/31 (c)	750		877,930
5.00%, 07/01/29 (c)	2,560		2,880,354
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/29 (c)	1,400		1,591,887
Illinois Finance Authority, Memorial Health System (RB) 5.00%, 04/01/29 (c)	1,435		1,568,558
Illinois Finance Authority, Mercy Health Corp. (RB)
4.00%, 06/01/26 (c)	160		163,129
4.00%, 06/01/26 (c)	90		91,621
5.00%, 06/01/26 (c)	250		262,527
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB)
5.00%, 08/15/30 (c)	1,000		1,163,465
5.00%, 08/15/30 (c)	1,365		1,596,284
5.00%, 08/15/30 (c)	1,295		1,494,219
Illinois Finance Authority, Presence Health Network, Series C (RB) 5.00%, 02/15/27 (c)	1,000		1,087,885
Illinois Finance Authority, Rush University Medical Center, Series A (RB) 5.00%, 05/15/25 (c)	125		130,950
Illinois Finance Authority, Silver Cross Hospital and Medical Centers, Series C (RB) 4.12%, 08/15/25 (c)	3,145		3,080,137
Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	420		425,280
Illinois State Finance Authority, Ann & Robert H. Lurie Children’s Hospital (RB) 4.00%, 08/15/27 (c)	1,000		1,017,121
Illinois State Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/33	1,000		1,244,920
Illinois State Municipal Electric Agency, Power Supply, Series A (RB) 4.00%, 08/01/25 (c)	2,000		2,040,976

12

	Par (000’s	)	Value
Illinois (continued)
Illinois State Toll Highway Authority, Series A (RB)
5.00%, 01/01/29	$175		$202,146
5.00%, 03/03/23 (c)	1,135		1,137,122
Illinois State Toll Highway Authority, Series B (RB)
5.00%, 01/01/24 (c)	5,000		5,077,653
5.00%, 01/01/26 (c)	1,500		1,581,539
5.00%, 01/01/26 (c)	1,000		1,049,478
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/30 (c)	2,550		2,978,250
Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
5.00%, 12/01/26 (c)	1,500		1,633,402
5.00%, 12/01/26 (c)	780		852,054
Northern Illinois Municipal Power Agency, Series A (RB)
4.00%, 12/01/26 (c)	1,500		1,524,078
4.00%, 12/01/26 (c)	1,235		1,283,057
5.00%, 12/01/26 (c)	990		1,067,527
5.00%, 12/01/26 (c)	910		994,760
Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/27 (c)	500		553,954
Sales Tax Securitization Corp., Series A (RB)
5.00%, 01/01/28 (c)	250		273,112
5.00%, 01/01/28 (c)	570		619,550
5.00%, 01/01/28 (c)	250		272,531
5.00%, 01/01/28 (c)	1,150		1,262,164
5.00%, 01/01/33 (c)	1,000		1,155,577
Sales Tax Securitization Corp., Series A (RB) (BAM) 5.00%, 01/01/30 (c)	155		169,505
State of Illinois (GO)
3.50%, 06/01/26 (c)	685		687,473
4.00%, 03/01/31 (c)	1,000		977,460
4.12%, 11/01/26 (c)	360		366,832
5.00%, 11/01/26 (c)	305		317,551
5.25%, 02/01/24 (c)	1,320		1,342,075
5.50%, 07/01/23 (c)	1,470		1,481,961
State of Illinois (GO) (AGC) 5.50%, 05/01/30	1,300		1,467,862
State of Illinois (RB)
3.00%, 06/15/26 (c)	320		290,044
3.00%, 06/15/26 (c)	680		633,132
State of Illinois, Sales Tax, Series A (RB) (BAM) 3.00%, 06/15/31 (c)	3,000		2,793,232
State of Illinois, Sales Tax, Series C (RB)
5.00%, 06/15/30	1,000		1,090,607
5.00%, 06/15/31	1,500		1,642,730
State of Illinois, Series A (GO) 5.00%, 10/01/28 (c)	2,500		2,664,858
	Par (000’s	)	Value
Illinois (continued)
5.00%, 12/01/27 (c)	$1,000		$1,046,483
5.00%, 03/01/31	500		551,121
5.00%, 03/01/31 (c)	1,000		1,087,042
5.00%, 05/01/28 (c)	2,250		2,370,179
5.25%, 12/01/27 (c)	1,200		1,291,686
State of Illinois, Series B (GO) 5.00%, 11/01/29 (c)	1,000		1,088,862
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	4,105		4,385,976
State of Illinois, Series D (RB) 5.00%, 06/15/26 (c)	620		649,892
			106,195,840
Indiana: 0.9%
Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	15		16,319
City of Indianapolis, Indiana Water System, Series A (RB) 5.00%, 10/01/28 (c)	1,720		1,887,248
Duneland School Building Corp., AD Valorem Property Tax (RB) 3.00%, 01/15/32 (c)	1,000		926,070
Indiana Finance Authority, First Lien Wastewater Utility (RB) 4.00%, 10/01/31 (c)	2,500		2,643,658
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 4.25%, 11/01/30	1,545		1,536,579
Indiana Finance Authority, Series A (RB)
5.00%, 02/01/28 (c)	1,310		1,482,721
5.00%, 02/01/28 (c)	200		225,597
5.00%, 02/01/29 (c)	175		199,017
5.00%, 02/01/29 (c)	220		247,409
Indiana Finance Authority, Series C (RB)
5.00%, 02/01/28 (c)	1,000		1,133,867
5.00%, 02/01/28 (c)	610		690,427
Indiana Finance Authority, Series E (RB)
5.00%, 02/01/29 (c)	105		120,950
5.00%, 06/01/29	935		1,089,723
5.00%, 08/01/26 (c)	100		108,976
Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	20		19,808
Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/28 (c)	250		280,417
Indianapolis Local Public Improvement Bond Bank, Courhouse and Jail Project, Series A (RB)
5.00%, 02/01/29	710		819,846
5.00%, 02/01/29 (c)	1,715		1,977,811

13

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series C (RB) 4.00%, 01/01/28 (c)	$160		$168,975
Indianapolis Local Public Improvement Bond Bank, Series A (RB) (AGM) 4.00%, 06/01/31 (c)	2,000		2,021,011
			17,596,429
Iowa: 0.1%
Iowa Finance Authority (RB) 5.00%, 08/01/27 (c)	1,000		1,117,236
Iowa Finance Authority, Series A (RB)
5.00%, 08/01/31 (c)	500		581,097
5.00%, 08/01/31 (c)	1,000		1,154,318
			2,852,651
Kansas: 0.2%
Butler County, Unified School District No. 385 (GO)
4.00%, 09/01/27 (c)	500		530,934
4.00%, 09/01/27 (c)	300		317,544
County of Johnson, Internal Improvement, Series A (GO) 4.00%, 09/01/27 (c)	750		789,961
Kansas Development Finance Authority, Adventhealth Hospital, Series B (RB) 5.00%, 11/15/31 (p)	2,450		2,825,658
State of Kansas, Department of Transportation (RB) 5.00%, 09/01/27 (c)	150		166,589
			4,630,686
Kentucky: 0.6%
Kentucky Public Energy Authority (RB) 4.00%, 08/01/30 (c) (p)	1,200		1,198,368
Kentucky State Property and Building Commission, Project No. 115 (RB) (BAM) 5.00%, 04/01/27 (c)	1,420		1,567,354
Kentucky State Property and Building Commission, Project No. 119 (RB) (BAM) 5.00%, 05/01/28 (c)	3,285		3,647,383
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB)
4.00%, 10/01/26 (c)	1,000		1,004,248
5.00%, 10/01/26 (c)	55		58,802
5.00%, 10/01/26 (c)	290		309,364
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series D (RB) 5.00%, 10/01/29 (c) (p)	1,000		1,114,014
	Par (000’s	)	Value
Kentucky (continued)
Louisville and Jefferson County, Metropolitan Sewer District, Kentucky Sewer and Drainage System, Series A (RB) 4.00%, 05/15/23 (c)	$2,000		$2,002,639
Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	20		21,783
University of Kentucky, Series A (RB)
3.00%, 04/01/26 (c)	770		750,888
4.00%, 04/01/26 (c)	500		523,562
			12,198,405
Louisiana: 0.8%
Ascension Parish-Wide School District (GO) 4.00%, 03/01/30 (c)	1,000		1,014,596
Jefferson Sales Tax District, Parish of Jefferson, Series B (RB) (AGM) 5.00%, 12/01/29 (c)	615		700,422
Jefferson Sales Tax District, Series B (RB) (AGM) 4.00%, 12/01/29 (c)	500		521,579
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	5,040		4,818,363
Louisiana Local Government Environmental Facilities and Community Development, Series B (RB) 2.50%, 04/01/26 (c)	1,455		1,224,133
Louisville Public Facilities Authority, Tulane University, Series A (RB) 5.00%, 10/15/32 (c)	1,000		1,153,866
State of Louisiana, Series A (GO)
3.50%, 04/01/27 (c)	150		153,522
5.00%, 03/01/29 (c)	115		132,108
5.00%, 03/01/30 (c)	930		1,086,521
5.00%, 03/01/31 (c)	1,000		1,139,746
5.00%, 03/01/31 (c)	750		897,371
5.00%, 04/01/27 (c)	565		627,121
5.00%, 09/01/26 (c)	640		700,629
State of Louisiana, Series A (GO) (BAM)
5.00%, 03/01/30 (c)	425		480,344
5.00%, 03/01/30 (c)	910		1,058,320
State of Louisiana, Series B (GO) 5.00%, 08/01/26 (c)	200		218,093
			15,926,734

14

	Par (000’s	)	Value
Maryland: 2.3%
City of Baltimore, Wastewater Project, Series C (RB) 5.00%, 01/01/25 (c)	$1,500		$1,552,576
County of Baltimore (GO)
4.00%, 03/01/30 (c)	1,140		1,247,537
5.00%, 03/01/30 (c)	325		386,571
5.00%, 03/01/30	945		1,124,430
County of Baltimore (GO) (AGC) 4.00%, 03/01/29 (c)	1,925		2,082,859
County of Montgomery, Series A (GO) 3.00%, 08/01/30 (c)	750		762,840
County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,070		1,157,752
Maryland Department of Transportation (RB) 3.00%, 09/01/27 (c)	500		506,059
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB) 5.00%, 05/01/26 (c)	250		268,715
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	1,000		1,117,985
Maryland State (GO) 4.00%, 06/01/24 (c)	1,500		1,533,171
Maryland State, Series A (GO)
3.25%, 08/01/23 (c)	2,000		2,005,477
4.00%, 08/01/31 (c)	1,000		1,076,201
5.00%, 08/01/30 (c)	1,000		1,166,466
Maryland Transportation Authority, Transportation Facilities Projects, Series A (RB) 5.00%, 07/01/30	1,900		2,264,751
Prince George’s County, Series A (GO)
5.00%, 07/15/28 (c)	2,500		2,793,129
5.00%, 07/15/28 (c)	1,150		1,321,690
Prince George’s County, Series A (GO) (SAW) 4.00%, 07/15/28 (c)	1,000		1,095,162
State of Maryland, Department of Transportation (RB)
2.12%, 10/01/29 (c)	2,000		1,658,503
3.00%, 11/01/24 (c)	520		522,697
3.12%, 05/01/25 (c)	855		862,676
4.00%, 05/01/28 (c)	750		812,642
State of Maryland, Department of Transportation (RB) (SAW) 2.12%, 10/01/27 (c)	2,340		2,202,159
State of Maryland, State and Local Facilities Loan (GO) 4.00%, 08/01/28 (c)	530		573,549
	Par (000’s	)	Value
Maryland (continued)
5.00%, 03/15/29 (c)	$3,000		$3,485,740
5.00%, 08/01/28 (c)	1,000		1,149,730
State of Maryland, State and Local Facilities Loan, Series A (GO)
3.00%, 08/01/27 (c)	1,000		1,012,000
3.12%, 03/15/28 (c)	250		254,166
5.00%, 03/15/28 (c)	1,255		1,431,929
5.00%, 03/15/29	1,000		1,166,819
5.00%, 03/15/30 (c)	3,500		4,163,658
5.00%, 08/01/31 (c)	1,400		1,696,844
Washington Suburban Sanitary District, Maryland Consolidated Public Improvement (GO) 5.00%, 06/01/26 (c)	1,650		1,792,569
			46,249,052
Massachusetts: 3.0%
Commonwealth of Massachusetts Transportation Fund, Series A (RB) 5.00%, 06/01/24 (c)	1,275		1,319,043
Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/24 (c)	980		1,010,427
Commonwealth of Massachusetts, Series A (GO) 5.00%, 10/01/31	3,000		3,675,579
Commonwealth of Massachusetts, Series B (GO)
5.00%, 07/01/26 (c)	600		655,511
5.00%, 07/01/26 (c)	1,860		2,017,507
Commonwealth of Massachusetts, Series C (GO)
3.00%, 02/01/24 (c)	400		400,962
5.00%, 05/01/23 (c)	205		206,379
5.00%, 05/01/23 (c)	2,000		2,013,837
5.00%, 05/01/23 (c)	350		352,229
5.00%, 05/01/30	1,000		1,192,462
Commonwealth of Massachusetts, Series C (GO) (AGM) 5.00%, 05/01/31	2,665		3,240,768
Commonwealth of Massachusetts, Series D (GO)
4.00%, 11/01/30 (c)	2,000		2,099,033
4.00%, 05/01/28 (c)	1,165		1,229,631
5.00%, 07/01/30 (c)	365		419,974
Commonwealth of Massachusetts, Series D (GO) (SBG) 5.00%, 07/01/30 (c)	2,000		2,273,132
Commonwealth of Massachusetts, Series E (GO)
3.00%, 11/01/27 (c)	1,275		1,280,031
4.00%, 04/01/25 (c)	1,000		1,012,663
4.00%, 04/01/25 (c)	1,000		1,028,699

15

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Massachusetts (continued)
4.00%, 09/01/25 (c)	$3,000		$3,036,772
5.00%, 11/01/27 (c)	100		112,696
5.00%, 11/01/30 (c)	1,000		1,200,317
5.00%, 09/01/28 (c)	1,010		1,119,627
Commonwealth of Massachusetts, Series E (GO) (AGM) 5.00%, 05/01/24 (c)	1,100		1,138,213
Commonwealth of Massachusetts, Series I (GO) 5.00%, 12/01/26 (c)	10		11,072
Commonwealth of Massachusetts, Transportation Fund, Series A (GO) 5.00%, 12/01/26 (c)	500		549,317
Commonwealth of Massachusetts, Transportation Fund, Series A (RB)
4.00%, 12/01/27 (c)	450		467,750
5.00%, 06/01/31 (c)	800		929,663
Massachusetts Bay Transportation Authority, Series A (RB) 0.00%, 07/01/26 (c) ^	130		101,758
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) (SAW) 5.00%, 01/01/29 (c)	1,000		1,138,167
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/29 (c)	255		281,849
Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	130		143,577
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
4.00%, 07/15/26 (c)	2,000		2,071,465
5.00%, 07/15/26 (c)	6,300		6,864,909
5.00%, 07/15/26 (c)	480		521,542
Massachusetts Development Finance Agency, Partners Healthcare System, Series S (RB) 4.00%, 01/01/28 (c)	1,500		1,542,956
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	500		526,390
Massachusetts Development Finance Agency, Williams College, Series P (RB) 5.00%, 07/01/23 (c)	1,500		1,507,254
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Housing Finance Agency, Series B-1 (RB) (FHA) 2.75%, 12/01/28 (c)	$145		$134,039
Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB)
5.00%, 11/15/26 (c)	125		137,108
5.00%, 08/15/25 (c)	1,150		1,212,743
Massachusetts Water Resources Authority, Series B (RB) (AGM) 5.25%, 08/01/30	2,000		2,426,936
Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/27 (c)	2,115		2,373,545
University of Massachusetts Building Authority, Series 1 (RB)
5.00%, 11/01/29 (c)	475		554,074
5.00%, 11/01/29 (c)	750		865,925
5.00%, 05/01/29 (c)	1,220		1,386,396
University of Massachusetts Building Authority, Series 1 (RB) (SD CRED PROG) 5.00%, 11/01/29 (c)	500		585,073
University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,020		1,145,948
			59,514,948
Michigan: 1.0%
Detroit City School District (GO) (AGM Q-SBLF) 6.00%, 05/01/29	3,500		3,910,920
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB)
5.00%, 07/01/26 (c)	250		270,655
5.00%, 07/01/26 (c)	250		270,556
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB)
5.00%, 07/01/26 (c)	570		618,035
5.00%, 07/01/26 (c)	290		313,672
5.00%, 07/01/26 (c)	500		541,652
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB)
5.00%, 07/01/26 (c)	30		32,513
5.00%, 07/01/26 (c)	1,025		1,108,671
Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB) 5.00%, 07/01/26 (c)	130		139,937

16

	Par (000’s	)	Value
Michigan (continued)
Kalamazoo Michigan Hospital Facilities, Bronson Healthcare Group (RB) 4.00%, 05/15/26 (c)	$2,000		$2,002,374
Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	140		138,477
Michigan Finance Authority, Local Government Loan Program, Series H-1 (RB) 5.00%, 10/01/24 (c)	725		748,166
Michigan Finance Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/27 (c)	75		82,641
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB)
5.00%, 12/01/27 (c)	585		640,400
5.00%, 12/01/27 (c)	2,000		2,205,299
Michigan State Building Authority, Series I (RB)
5.00%, 10/15/25 (c)	10		10,686
5.00%, 10/15/25 (c)	5		5,361
5.00%, 10/15/26 (c)	125		135,994
5.00%, 10/15/26 (c)	570		621,256
5.00%, 10/15/26 (c)	120		129,720
Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/27	100		111,913
Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
3.10%, 06/01/26 (c)	1,370		1,357,204
3.35%, 06/01/26 (c)	130		127,659
State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	410		416,595
State of Michigan, Environmental Program, Series A (GO) 3.00%, 05/15/30 (c)	750		717,928
State of Michigan, Trunk Line, Series A (RB) 5.00%, 11/15/31 (c)	1,900		2,269,632
			18,927,916
Minnesota: 1.0%
City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/28 (c)	125		136,501
County of Hennepin, Minnesota First Lien Sales Tax, Series A (RB) 5.00%, 12/15/26 (c)	1,000		1,102,247
	Par (000’s	)	Value
Minnesota (continued)
Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB)
5.00%, 01/01/24 (c)	$2,500		$2,558,636
5.00%, 01/01/27 (c)	515		565,781
5.00%, 01/01/27 (c)	325		356,464
Minnesota Public Facilities Authority, Series A (RB) 5.00%, 03/01/26 (c)	1,500		1,619,255
Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,000		1,126,545
State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/29 (c)	1,000		1,165,682
5.00%, 08/01/29	400		469,060
5.00%, 08/01/29 (c)	1,000		1,135,691
5.00%, 08/01/30 (c)	2,000		2,297,911
5.00%, 08/01/30 (c)	2,000		2,309,097
State of Minnesota, Various Purpose, Series D (GO)
2.25%, 08/01/26 (c)	925		907,961
3.00%, 10/01/27 (c)	1,000		1,019,546
3.00%, 10/01/27 (c)	1,000		1,020,407
White Bear Lake, independent School District No. 624, Series A (GO) (SD CRED PROG) 3.00%, 02/01/28 (c)	1,000		1,008,060
			18,798,844
Mississippi: 0.2%
State of Mississippi, Series A (GO) 5.00%, 10/01/27 (c)	430		483,224
State of Mississippi, Series A (RB)
5.00%, 10/15/28 (c)	400		443,752
5.00%, 10/15/28 (c)	1,000		1,097,465
5.00%, 10/15/28 (c)	550		595,336
State of Mississippi, Series B (GO) 4.00%, 10/01/29 (c)	295		308,271
			2,928,048
Missouri: 0.5%
City of Springfield, Public Utility (RB) 4.00%, 08/01/25 (c)	1,000		1,034,503
County of St. Louis, Hazewood School District, Series A (GO) (BAM) 5.00%, 03/01/32 (c)	1,000		1,134,409
Curators of the University of Missouri, Series A (RB) 5.00%, 11/01/24 (c)	1,405		1,469,623
Curators of the University of Missouri, Series B (RB) 5.00%, 11/01/30	1,400		1,679,683

17

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Missouri (continued)
Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 12/01/28 (c)	$250		$280,230
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	685		710,989
Platte County, Park Hill School District (GO) (SAW) 3.00%, 03/01/26 (c)	105		104,181
Springfield School District No. R-12 (GO) 4.00%, 03/01/29 (c)	650		696,334
Springfield School District No. R-12 (GO) (SAW)
4.00%, 03/01/29 (c)	1,415		1,500,271
5.00%, 03/01/29 (c)	450		502,296
			9,112,519
Montana: 0.1%
City of Forsyth, Rosebud County, Montana Pollution Control, Series A (RB) 3.90%, 03/03/23 (c)	1,000		1,000,261
Montana Facility Finance Authority, SCL Health System, Series A (RB) 5.00%, 01/01/29	150		171,656
			1,171,917
Nebraska: 0.5%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/32	1,280		1,424,181
5.00%, 09/01/34	3,300		3,670,246
5.00%, 09/01/35	2,000		2,202,108
Central Plains Energy Project, Series G (RB) 5.00%, 10/01/29 (c) (p)	2,000		2,114,409
Nebraska Public Power District, Series B (RB) 5.00%, 01/01/26 (c)	1,000		1,057,034
Omaha Public Power District, Electric System, Series A (RB) 5.00%, 12/01/27 (c)	100		111,162
			10,579,140
Nevada: 1.1%
Clark County, Las Vegas McCarran International Airport, Passenger Facility, Series E (RB) 5.00%, 07/01/29 (c)	1,200		1,385,174
Clark County, Limited Tax (GO) 4.00%, 06/01/29 (c)	1,000		1,047,360
Clark County, Limited Tax, Series A (GO)
5.00%, 06/01/28 (c)	150		168,444
5.00%, 06/01/28 (c)	1,110		1,260,650
	Par (000’s	)	Value
Nevada (continued)
Clark County, Limited Tax, Series B (GO)
4.00%, 11/01/26 (c)	$155		$163,432
4.00%, 11/01/26 (c)	250		262,359
5.00%, 11/01/26 (c)	300		329,490
Clark County, Nevada Airport System, Series A-2 (RB)
5.00%, 07/01/24 (c)	2,500		2,593,755
5.00%, 07/01/24 (c)	1,000		1,037,312
5.00%, 07/01/24 (c)	1,500		1,547,883
Clark County, Nevada Limited Tax, Flood Control (GO) 4.00%, 05/01/25 (c)	1,675		1,719,907
Clark County, Nevada McCarran International Airport, Passenger Facility, Series E (RB) 5.00%, 07/01/29 (c)	470		543,975
Clark County, Nevada McCarran International Airport, Series B (RB) 5.00%, 07/01/29 (c)	275		318,283
Clark County, School District (GO) 5.00%, 12/15/27 (c)	1,050		1,168,396
Clark County, School District (GO) (AGM)
5.00%, 06/15/30 (c)	915		1,056,386
5.00%, 06/15/30 (c)	1,000		1,167,958
Clark County, School District (GO) (BAM) 3.00%, 06/15/30 (c)	1,500		1,319,924
Las Vegas Valley Water District, Series C (GO) 3.00%, 06/01/31 (c)	1,000		1,012,172
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB)
4.00%, 06/01/27 (c)	1,000		1,052,828
5.00%, 06/01/27 (c)	795		883,301
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
3.38%, 06/01/28 (c)	325		325,645
4.00%, 06/01/28 (c)	760		811,261
4.00%, 06/01/28 (c)	760		809,559
Truckee Meadows Water Authority (RB)
5.00%, 07/01/26 (c)	30		32,454
5.00%, 07/01/26 (c)	355		381,993
			22,399,901
New Jersey: 4.2%
County of Camden, Board of Education of Township of Cherry Hill (GO)
4.00%, 08/01/29 (c)	1,500		1,564,985
4.00%, 08/01/29 (c)	1,500		1,553,278
4.00%, 08/01/29 (c)	1,000		1,065,517

18

	Par (000’s	)	Value
New Jersey (continued)
County of Hudson (GO)
2.00%, 11/15/28 (c)	$2,000		$1,714,029
2.00%, 11/15/28 (c)	685		565,821
2.12%, 11/15/28 (c)	265		215,823
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 3.12%, 07/01/27 (c)	755		751,781
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	260		293,132
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	1,000		1,118,720
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	380		414,189
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
5.00%, 06/15/27 (c)	935		1,010,303
5.00%, 06/15/27 (c)	615		660,685
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
5.00%, 12/15/29 (c)	1,250		1,360,602
5.00%, 12/15/29 (c)	1,970		2,125,640
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	1,080		1,099,646
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB) 4.00%, 12/15/30 (c)	1,000		1,002,768
New Jersey Economic Development Authority, State House Project, Series B (RB) 5.00%, 12/15/28 (c)	315		348,344
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 4.00%, 09/01/24 (c)	1,000		1,014,274
New Jersey Educational Facilities Authority, Princeton University, Series C (RB) 2.00%, 03/01/31 (c)	1,975		1,551,774
	Par (000’s	)	Value
New Jersey (continued)
2.00%, 03/01/31 (c)	$1,000		$811,542
2.00%, 03/01/31 (c)	2,000		1,535,951
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/27 (c)	500		559,413
New Jersey Health Care Facilities Financing Authority, Inspira Health, Series A (RB) 3.38%, 07/01/27 (c)	360		360,212
New Jersey Health Care Facilities Financing Authority, Robert Wood Jonson University Hospital, Series A (RB) 5.25%, 07/01/23 (c)	2,355		2,380,276
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Series A (RB) 4.00%, 07/01/26 (c)	1,590		1,637,419
New Jersey Health Care Facilities Financing Authority, Valley Health System (RB) 5.00%, 07/01/29 (c)	1,000		1,107,088
New Jersey State Turnpike Authority, Series B (RB)
5.00%, 01/01/28 (c)	2,900		3,230,450
5.00%, 01/01/28 (c)	115		129,382
5.00%, 01/01/28 (c)	1,080		1,209,802
New Jersey State, COVID-19, Series A (GO)
4.00%, 06/01/31	1,000		1,106,339
4.00%, 06/01/32	1,135		1,261,097
5.00%, 06/01/29	1,000		1,161,628
New Jersey Transportation Trust Fund Authority, Series A (RB)
4.00%, 12/15/28 (c)	2,830		2,969,847
5.00%, 12/15/28 (c)	1,000		1,074,431
5.00%, 12/15/28 (c)	1,100		1,203,133
5.00%, 12/15/28 (c)	1,395		1,540,363
5.00%, 06/15/26 (c)	435		466,843
5.00%, 06/15/31 (c)	500		572,802
New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 4.10%, 06/15/26 (c)	780		805,877
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.00%, 12/15/30 (c)	1,000		1,002,768
4.75%, 06/15/25 (c)	2,950		3,006,343
5.00%, 12/15/30 (c)	1,200		1,297,411
5.00%, 06/15/23 (c)	1,500		1,512,261
New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24 (c)	1,720		1,785,502

19

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Turnpike Authority, Series A (RB)
4.00%, 01/01/27 (c)	$135		$139,711
5.00%, 01/01/27 (c)	270		294,807
5.00%, 01/01/27 (c)	1,625		1,790,351
5.00%, 07/01/24 (c)	4,000		4,126,155
New Jersey Turnpike Authority, Series E (RB)
5.00%, 01/01/28 (c)	200		225,012
5.00%, 01/01/28 (c)	115		129,638
New Jersey Turnpike Authority, Series G (RB) 5.00%, 01/01/28 (c)	3,000		3,283,750
New Jersey Turnpike Authority, Series G (RB) (AGM) 4.00%, 01/01/28 (c)	2,130		2,249,502
State of New Jersey, Series A (GO) 3.00%, 06/01/32	250		253,705
State of New Jersey, Various Purposes (GO)
2.00%, 12/01/29 (c)	3,000		2,799,656
2.00%, 12/01/29 (c)	3,000		2,408,464
2.00%, 12/01/29 (c)	3,000		2,594,325
5.00%, 12/01/29 (c)	5,000		5,565,465
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/28 (c)	500		539,845
5.00%, 06/01/28 (c)	2,755		2,969,750
5.00%, 06/01/28 (c)	225		239,323
5.00%, 06/01/28 (c)	195		210,831
5.00%, 06/01/28 (c)	250		268,709
			83,248,490
New York: 18.1%
City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	500		489,425
City of New York, Series A (GO)
4.00%, 08/01/26 (c)	485		502,730
4.00%, 08/01/31 (c)	600		608,555
5.00%, 08/01/30	415		495,174
City of New York, Series A-1 (GO)
5.00%, 08/01/23 (c)	3,365		3,400,242
5.00%, 08/01/29	1,000		1,170,667
5.00%, 09/01/32 (c)	2,000		2,323,629
City of New York, Series B-1 (GO)
4.00%, 12/01/26 (c)	250		253,718
5.00%, 10/01/27 (c)	100		110,911
5.00%, 10/01/29 (c)	1,125		1,310,698
5.00%, 10/01/29 (c)	500		584,015
5.00%, 11/01/30	1,000		1,198,985
5.00%, 12/01/26 (c)	395		431,791
5.25%, 10/01/27 (c)	920		1,043,775
City of New York, Series C (GO) 5.00%, 02/01/25 (c)	1,165		1,218,928
	Par (000’s	)	Value
New York (continued)
5.00%, 08/01/29	$2,000		$2,341,334
City of New York, Series C-1 (GO) (SD CRED PROG) 5.00%, 08/01/30	2,000		2,386,380
City of New York, Series D-1 (GO) (BAM) 5.00%, 03/01/30 (c)	1,565		1,770,931
City of New York, Series E (GO) 5.00%, 08/01/26 (c)	540		586,008
City of New York, Series E-1 (GO)
5.00%, 03/01/28 (c)	2,000		2,169,655
5.00%, 03/01/28 (c)	1,015		1,147,809
5.25%, 03/01/28 (c)	1,000		1,137,281
5.25%, 03/01/28 (c)	1,500		1,717,536
City of New York, Series F-1 (GO)
5.00%, 04/01/28 (c)	250		281,291
5.00%, 04/01/28 (c)	1,435		1,558,543
City of New York, Series J (GO) 5.00%, 08/01/24 (c)	1,100		1,143,830
City of New York, Series L (GO) 5.00%, 04/01/29 (c)	655		756,383
City of New York, Series L-5 (GO) 5.00%, 04/01/31 (c)	1,865		2,209,264
City of New York, Series L-6 (GO) 5.00%, 04/01/29 (c)	1,000		1,158,660
County of Nassau, Interim Finance Authority, Public Benefit Corp., Series A (RB)
4.00%, 05/15/31 (c)	1,000		1,110,219
5.00%, 05/15/31 (c)	1,500		1,778,103
County of Nassau, Series C (GO) 5.00%, 10/01/27 (c)	600		670,157
County of Suffolk, Public Improvement, Series C (GO)
4.00%, 09/01/30 (c)	1,000		1,024,904
5.00%, 09/01/30 (c)	1,500		1,718,295
Hudson Yards Infrastructure Corp., Series A (RB)
5.00%, 02/15/27 (c)	3,025		3,339,341
5.00%, 02/15/27 (c)	460		506,515
5.00%, 02/15/27 (c)	1,400		1,544,049
5.00%, 02/15/27 (c)	1,700		1,874,045
Long Island Power Authority, Electric System (RB)
5.00%, 09/01/27 (c)	750		832,717
5.00%, 09/01/27 (c)	305		339,527
5.00%, 09/01/27 (c)	500		556,313
Long Island Power Authority, Electric System, Series A (RB) 3.00%, 09/01/28 (c)	450		433,127
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/26 (c)	2,000		2,131,860

20

	Par (000’s	)	Value
New York (continued)
Metropolitan Transportation Authority, Series A (RB) 4.00%, 11/15/26 (c)	$340		$341,497
Metropolitan Transportation Authority, Series B (RB) 4.00%, 11/15/26 (c)	215		215,120
Metropolitan Transportation Authority, Series B-2 (RB)
5.00%, 11/15/26 (c)	15		16,359
5.00%, 11/15/27 (c)	200		221,674
5.00%, 11/15/27 (c)	1,185		1,307,900
Metropolitan Transportation Authority, Series C-1 (RB)
4.00%, 05/15/28 (c)	1,980		1,999,129
4.00%, 05/15/28 (c)	395		397,179
5.00%, 05/15/28 (c)	2,540		2,683,936
5.00%, 05/15/28 (c)	470		499,410
5.00%, 05/15/28 (c)	810		853,917
5.00%, 05/15/28 (c)	1,540		1,634,844
5.00%, 05/15/28 (c)	1,445		1,531,856
Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	1,035		685,811
Metropolitan Transportation Authority, Series D (RB)
3.12%, 11/15/26 (c)	265		234,692
4.00%, 11/15/26 (c)	400		402,840
5.00%, 05/15/28 (c)	1,085		1,151,822
5.00%, 05/15/28 (c)	1,570		1,662,053
5.00%, 05/15/28 (c)	535		565,317
Metropolitan Transportation Authority, Series D-1 (RB) (BAM) 5.00%, 11/15/25 (c)	2,000		2,120,923
Metropolitan Transportation Authority, Series E (RB)
5.00%, 11/15/23 (c)	1,775		1,791,078
5.00%, 11/15/30	1,000		1,089,930
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB) 3.00%, 12/01/30 (c)	865		696,578
New York City Housing Development Corp., Multi- Family Housing, Series A (RB) (AGC) 2.90%, 04/01/30 (c)	1,000		881,319
New York City Housing Development Corp., Multi- Family Housing, Series A-1 (RB) 3.70%, 11/15/23 (c)	2,000		2,002,509
New York City Housing Development Corp., Multi- Family Housing, Series A-1-C (RB) 2.35%, 05/01/28 (c)	1,100		940,976
	Par (000’s	)	Value
New York (continued)
New York City Housing Development Corp., Multi- Family Housing, Series F-1 (RB) (FHA 542(C)) 2.10%, 05/01/29 (c)	$2,000		$1,555,590
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM)
2.00%, 01/01/31 (c)	1,250		911,431
4.00%, 01/01/31 (c)	500		539,247
5.00%, 01/01/31	2,700		3,136,971
New York City Industrial Development Agency, Yankee Stadium Project, Series A (RB) (AGM)
4.00%, 09/01/30 (c)	2,500		2,686,893
5.00%, 03/01/30	2,145		2,462,497
New York City Municipal Water Finance Authority, Series AA (RB)
5.00%, 12/15/29 (c)	1,000		1,179,628
5.00%, 06/15/27 (c)	960		1,034,522
New York City Municipal Water Finance Authority, Series BB (RB) 5.00%, 06/15/27 (c)	310		344,587
New York City Municipal Water Finance Authority, Series CC-1 (RB) 5.00%, 12/15/26 (c)	1,000		1,070,376
New York City Municipal Water Finance Authority, Series DD (RB)
5.00%, 06/15/23 (c)	4,500		4,535,610
5.00%, 06/15/23 (c)	1,000		1,007,543
5.00%, 06/15/31	1,865		2,276,163
New York City Municipal Water Finance Authority, Series EE (RB) 5.00%, 06/15/27 (c)	215		238,448
New York City Municipal Water Finance Authority, Series FF-2 (RB) 5.00%, 06/15/29 (c)	500		581,548
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/31 (c)	1,400		1,277,959
4.00%, 07/15/31 (c)	1,375		1,432,635
5.00%, 07/15/31 (c)	1,000		1,214,541
New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 5.00%, 07/15/28 (c)	1,010		1,153,785
New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW) 5.00%, 07/15/28 (c)	1,605		1,820,354

21

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
5.00%, 07/15/28 (c)	$1,000		$1,115,378
New York City Transitional Finance Authority, Building Aid, Series S-4 (RB) (SAW)
5.00%, 07/15/28 (c)	500		567,089
5.00%, 07/15/28 (c)	100		114,236
5.25%, 07/15/28 (c)	415		471,487
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
3.00%, 11/01/30 (c)	2,000		1,825,131
5.00%, 11/01/30 (c)	3,000		3,442,999
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
4.00%, 05/01/26 (c)	630		659,092
5.00%, 11/01/31 (c)	1,000		1,215,817
5.00%, 05/01/26 (c)	880		947,381
5.00%, 05/01/26 (c)	280		303,170
5.00%, 05/01/26 (c)	655		704,093
5.00%, 05/01/26 (c)	450		485,186
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-2 (RB) 5.00%, 08/01/27 (c)	2,000		2,162,899
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 08/01/24 (c)	260		269,930
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
4.00%, 11/01/29 (c)	1,500		1,523,164
4.00%, 08/01/27 (c)	115		118,694
4.00%, 08/01/31 (c)	1,190		1,212,505
5.00%, 05/01/24 (c)	2,980		3,069,002
5.00%, 05/01/27 (c)	1,065		1,179,963
5.00%, 08/01/24 (c)	1,345		1,394,959
5.00%, 08/01/26 (c)	690		749,755
5.00%, 08/01/26 (c)	540		586,386
5.00%, 08/01/26 (c)	530		577,200
5.00%, 08/01/26 (c)	895		970,315
5.00%, 08/01/27 (c)	1,000		1,114,469
5.00%, 08/01/27 (c)	125		139,855
5.00%, 08/01/27 (c)	350		384,308
5.00%, 08/01/28 (c)	780		878,628
5.00%, 08/01/30 (c)	1,000		1,194,477
5.00%, 08/01/31 (c)	1,000		1,192,662
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
5.00%, 11/01/25 (c)	20		21,466
5.00%, 05/01/27 (c)	900		991,631
	Par (000’s	)	Value
New York (continued)
5.00%, 05/01/27 (c)	$2,280		$2,530,324
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 11/01/30 (c)	1,690		1,719,450
5.00%, 11/01/30 (c)	2,500		2,854,574
5.00%, 11/01/30 (c)	1,400		1,663,452
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 4.00%, 05/01/32 (c)	1,500		1,538,882
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 3.50%, 05/01/27 (c)	100		102,073
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
5.00%, 02/01/25 (c)	155		162,670
5.00%, 02/01/25 (c)	1,195		1,252,221
5.00%, 02/01/26 (c)	1,500		1,611,588
5.00%, 02/01/27 (c)	1,710		1,834,047
5.00%, 02/01/27 (c)	1,190		1,313,498
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series G-1 (RB) 4.00%, 11/01/30	6,000		6,773,152
New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
4.00%, 10/01/26 (c)	850		899,157
4.00%, 10/01/26 (c)	745		786,350
New York State Dormitory Authority, Columbia University, Series A (RB) (FHA) 5.00%, 10/01/28	115		133,336
New York State Dormitory Authority, Memorial Sloan- Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/29 (c)	1,000		1,026,191
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/28 (c)	1,000		1,050,340
5.00%, 08/01/28 (c)	1,890		1,981,990
New York State Dormitory Authority, New York University, Series A (RB)
5.00%, 07/01/25 (c)	3,000		3,182,938
5.00%, 07/01/26 (c)	260		282,963
5.00%, 07/01/27 (c)	445		498,167
5.00%, 07/01/27 (c)	250		279,259
5.00%, 07/01/27 (c)	200		222,981

22

	Par (000’s	)	Value
New York (continued)
5.00%, 07/01/28 (c)	$385		$437,782
5.00%, 07/01/29 (c)	370		433,068
New York State Dormitory Authority, New York University, Series A (RB) (AGC) 5.00%, 03/15/28 (c)	1,250		1,362,432
New York State Dormitory Authority, Sales Tax, Series A (RB)
5.00%, 03/15/24 (c)	1,310		1,341,955
5.00%, 03/15/24 (c)	2,150		2,210,138
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
5.00%, 10/01/26 (c)	1,200		1,301,722
5.00%, 10/01/26 (c)	1,325		1,439,254
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
3.00%, 09/15/30 (c)	3,120		2,807,042
4.00%, 02/15/27 (c)	1,000		1,054,542
4.00%, 02/15/27 (c)	1,235		1,259,562
4.00%, 02/15/27 (c)	475		493,519
4.00%, 03/15/31 (c)	2,795		2,850,032
4.00%, 03/15/31 (c)	1,075		1,104,173
4.00%, 09/15/30 (c)	1,135		1,164,151
5.00%, 02/15/27 (c)	1,375		1,522,314
5.00%, 02/15/27 (c)	595		657,367
5.00%, 02/15/27 (c)	3,115		3,443,107
5.00%, 03/15/25 (c)	195		204,828
5.00%, 03/15/29	2,085		2,422,410
5.00%, 03/15/29 (c)	3,910		4,375,488
5.00%, 03/15/29 (c)	1,950		2,207,077
5.00%, 03/15/29 (c)	2,370		2,709,796
5.00%, 03/15/29	100		116,183
5.00%, 03/15/30	3,000		3,550,688
5.00%, 03/15/31 (c)	4,000		4,707,677
5.00%, 08/15/26 (c)	2,000		2,128,899
5.00%, 09/15/32 (c)	2,000		2,282,081
5.25%, 09/15/28 (c)	1,305		1,446,052
New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/25 (c)	1,095		1,147,873
5.00%, 08/15/27 (c)	2,000		2,236,376
5.00%, 08/15/27 (c)	2,270		2,462,591
New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	385		396,590
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/30 (c)	2,000		2,342,062
5.00%, 02/15/30	1,435		1,695,618
5.00%, 08/15/26 (c)	940		1,021,289
5.00%, 08/15/26 (c)	315		342,798
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, State Personal Income Tax, Series D (RB) (BAM) 5.00%, 02/15/30 (c)	$115		$135,822
New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
4.00%, 03/15/32 (c)	2,000		2,059,942
4.00%, 03/15/32 (c)	1,500		1,532,603
5.00%, 09/15/25 (c)	3,000		3,204,015
New York State Dormitory Authority, State Sales Tax, Series A (RB)
5.00%, 01/01/27 (c)	250		263,029
5.00%, 03/15/24 (c)	115		118,320
5.00%, 03/15/24 (c)	340		349,854
5.00%, 03/15/27 (c)	2,110		2,309,031
5.00%, 03/15/27 (c)	515		568,134
5.00%, 03/15/27 (c)	305		337,182
5.00%, 03/15/27 (c)	1,000		1,096,305
5.00%, 09/15/26 (c)	1,970		2,149,996
5.00%, 09/15/26 (c)	140		153,148
New York State Dormitory Authority, State Sales Tax, Series B (RB) 5.00%, 09/15/25 (c)	170		181,830
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/28 (c)	520		589,403
5.00%, 03/15/28 (c)	1,970		2,193,067
New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/28 (c)	1,000		1,029,890
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
5.00%, 06/15/26 (c)	765		835,335
5.00%, 06/15/26 (c)	415		452,449
5.00%, 06/15/27 (c)	150		164,871
5.00%, 06/15/27 (c)	405		452,577
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB)
4.00%, 06/15/29 (c)	1,530		1,585,068
5.00%, 06/15/29 (c)	1,250		1,411,927
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
3.00%, 06/15/27 (c)	495		507,433
5.00%, 06/15/27 (c)	1,000		1,113,020
5.00%, 06/15/27 (c)	500		553,272

23

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York State Housing Finance Agency, Series H (RB) (AGM) 2.10%, 05/01/29 (c)	$835		$671,165
New York State Thruway Authority, Series A (RB)
5.00%, 01/01/26 (c)	650		692,694
5.00%, 01/01/26 (c)	600		637,675
New York State Thruway Authority, Series B (RB) (AGM)
4.00%, 01/01/30 (c)	800		813,521
4.00%, 01/01/30 (c)	3,155		3,175,655
New York State Thruway Authority, Series K (RB)
5.00%, 01/01/25 (c)	4,335		4,542,575
5.00%, 01/01/25 (c)	2,500		2,620,667
New York State Thruway Authority, Series L (RB)
3.50%, 01/01/28 (c)	1,120		1,087,456
5.00%, 01/01/28 (c)	1,500		1,685,364
5.00%, 01/01/28 (c)	1,300		1,456,884
New York State Thruway Authority, Series O (RB) 4.00%, 07/01/31 (c)	2,000		2,012,318
New York State Thruway Authority, State Personal Income, Series A-1 (RB)
5.00%, 03/15/31 (c)	2,000		2,368,318
5.00%, 03/15/31 (c)	800		937,056
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/23 (c)	1,800		1,805,359
5.00%, 03/15/27 (c)	325		358,745
5.00%, 03/15/27 (c)	750		829,137
5.00%, 09/15/29	2,000		2,352,319
5.00%, 09/15/30 (c)	1,475		1,668,020
New York State Urban Development Corp., State Personal Income, Series C (RB)
4.00%, 09/15/30 (c)	1,000		1,021,667
4.00%, 09/15/30 (c)	1,000		1,058,450
5.00%, 09/15/27 (c)	350		391,075
5.00%, 09/15/27 (c)	4,295		4,794,233
5.00%, 09/15/30 (c)	250		290,073
New York State Urban Development Corp., State Sales Tax, Series A (RB)
5.00%, 09/15/29 (c)	1,000		1,146,929
5.00%, 09/15/31 (c)	4,500		5,236,660
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB)
5.00%, 12/01/30 (c)	750		810,701
5.00%, 12/01/30	1,150		1,298,867
	Par (000’s	)	Value
New York (continued)
5.00%, 12/01/30 (c)	$1,000		$1,066,886
Port Authority of New York and New Jersey, Series 179 (RB) 5.00%, 12/01/23 (c)	2,000		2,034,876
Port Authority of New York and New Jersey, Series 184 (RB) 5.00%, 09/01/24 (c)	2,000		2,076,626
Port Authority of New York and New Jersey, Series 205 (RB)
5.00%, 11/15/27 (c)	1,000		1,124,998
5.00%, 11/15/27 (c)	840		948,901
5.00%, 11/15/27 (c)	2,500		2,799,091
Port Authority of New York and New Jersey, Series 209 (RB) 5.00%, 07/15/28 (c)	500		552,479
Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	500		565,739
Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/29 (c)	500		562,250
Port Authority of New York and New Jersey, Series 222 (RB)
4.00%, 07/15/30 (c)	2,600		2,676,937
4.00%, 07/15/30 (c)	3,975		4,059,254
5.00%, 07/15/30 (c)	1,000		1,175,976
5.00%, 07/15/30 (c)	1,000		1,161,688
State of New York, Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	615		609,494
State of New York, Mortgage Agency, Series 205 (RB) 3.12%, 10/01/26 (c)	460		451,410
Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	10		10,369
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax (RB)
5.00%, 11/15/31	1,000		1,226,039
5.00%, 05/15/33 (c)	1,000		1,230,411
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series C-1A (RB) 5.00%, 11/15/31 (c)	1,225		1,411,766
Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	20		21,701
Triborough Bridge and Tunnel Authority, Series B (RB)
5.00%, 11/15/31	1,000		1,213,552
5.00%, 05/15/27 (c)	1,000		1,080,950
5.00%, 05/15/27 (c)	1,255		1,384,831
5.00%, 05/15/27 (c)	2,085		2,249,158
5.00%, 05/15/27 (c)	1,070		1,181,829
Troy Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.00%, 09/01/30 (c)	1,795		2,021,649

24

	Par (000’s	)	Value
New York (continued)
5.00%, 09/01/30 (c)	$500		$540,547
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27 (c)	845		883,815
5.00%, 06/01/27 (c)	500		527,354
5.00%, 06/01/27 (c)	285		302,402
Utility Debt Securitization Authority (RB)
5.00%, 12/15/25 (c)	2,830		3,022,406
5.00%, 12/15/27 (c)	2,000		2,193,544
Utility Debt Securitization Authority, Series A (RB)
5.00%, 06/15/26 (c)	500		542,237
5.00%, 06/15/26 (c)	610		665,876
5.00%, 06/15/26 (c)	2,000		2,181,158
Utility Debt Securitization Authority, Series E (RB)
5.00%, 12/15/23 (c)	1,250		1,276,410
5.00%, 12/15/32 (c)	2,000		2,420,874
Westchester County Local Development Corp., Pace University, Series A (RB) 5.00%, 05/01/24 (c)	1,000		1,014,119
			359,298,491
North Carolina: 1.4%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Care, Series B (RB) 1.95%, 11/01/29 (p)	1,500		1,440,489
Charlotte-Mecklenburg Hospital Authority, Atrium Health Care, Series D (RB) 5.00%, 12/01/31 (p)	3,000		3,543,437
County of Mecklenburg, Series A (GO)
4.00%, 04/01/27 (c)	900		965,950
4.00%, 04/01/27 (c)	1,000		1,073,992
County of Mecklenburg, Series B (GO) 2.00%, 12/01/26 (c)	250		241,624
County of Wake (RB)
3.00%, 03/01/31 (c)	1,500		1,481,321
4.00%, 03/01/31 (c)	850		940,398
County of Wake, Series A (RB) 5.00%, 12/01/26 (c)	500		551,220
North Carolina Charlotte Douglas International Airport, Series A (RB) 4.00%, 07/01/31 (c)	1,000		1,026,130
North Carolina Housing Finance Agency Home Ownership (RB) 4.60%, 07/01/31 (c)	1,000		1,048,341
North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/30 (c)	1,000		1,144,570
	Par (000’s	)	Value
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/27 (c)	$500		$532,776
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/29 (c)	380		424,740
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
4.00%, 01/01/28 (c)	360		382,768
4.00%, 01/01/28 (c)	890		948,702
4.00%, 01/01/28 (c)	800		843,826
State of North Carolina, Department of State Treasurer, Series B (GO) 2.12%, 06/01/29 (c)	625		527,571
State of North Carolina, Grant Anticipation Vehicle (RB)
5.00%, 03/01/29 (c)	2,500		2,888,649
5.00%, 03/01/31 (c)	1,000		1,195,681
State of North Carolina, Series A (GO)
3.00%, 06/01/28 (c)	380		380,555
5.00%, 06/01/28 (c)	1,140		1,306,432
5.00%, 06/01/30 (c)	1,100		1,316,391
State of North Carolina, Series A (RB) 5.00%, 05/01/29 (c)	1,000		1,161,978
State of North Carolina, Series B (RB)
3.00%, 05/01/27 (c)	800		807,648
5.00%, 05/01/27 (c)	880		981,459
University of North Carolina at Chapel Hill (RB) 5.00%, 12/01/31 (c)	1,000		1,180,805
			28,337,453
Ohio: 1.9%
Akron Bath Copley Joint Township Hospital District (RB)
4.00%, 11/15/30 (c)	1,000		970,562
4.00%, 11/15/30 (c)	1,000		982,500
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/29	1,000		1,140,428
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
5.00%, 06/01/30 (c)	500		549,774
5.00%, 06/01/30 (c)	500		548,090
5.00%, 06/01/30 (c)	3,000		3,270,464
Butler County, Ohio Hospital facilities, UC Health (RB) 4.00%, 11/15/27 (c)	1,205		1,201,832

25

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Ohio (continued)
City of Columbus, Various Purpose (GO)
4.00%, 10/01/27 (c)	$200		$213,577
5.00%, 10/01/27 (c)	750		843,414
City of Columbus, Various Purpose, Series A (GO) 5.00%, 04/01/30	1,000		1,184,602
City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/29 (c)	1,245		1,442,742
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 12/01/29	1,250		1,435,237
5.00%, 02/01/28 (c)	1,030		1,149,151
5.00%, 06/01/30 (c)	1,000		1,161,886
County of Butler, Ohio hospital Facilities, UC Health (RB) 4.00%, 11/15/27 (c)	400		403,321
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB) 5.00%, 02/15/27 (c)	100		105,755
County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	165		160,304
Kent State University (RB) 5.00%, 05/01/26 (c)	20		21,740
Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	1,000		959,897
Ohio State University, Series A (RB)
5.00%, 12/01/29	2,225		2,620,180
5.00%, 06/01/23 (c)	1,000		1,006,670
Ohio Turnpike and Infrastructure Commission, Series A (RB)
5.00%, 02/15/28 (c)	500		566,268
5.00%, 02/15/28 (c)	500		565,692
5.00%, 02/15/28 (c)	1,845		2,090,016
Ohio Water Development Authority, Drinking Water, Series A (RB) 5.00%, 06/01/31 (c)	1,335		1,565,014
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	1,760		2,001,959
Ohio Water Development Authority, Water Pollution Control, Series A (RB)
5.00%, 06/01/27 (c)	960		1,069,985
5.00%, 06/01/30 (c)	1,000		1,182,973
5.00%, 06/01/30 (c)	1,970		2,251,706
Ohio Water Development Authority, Water Pollution Control, Series B (RB) 5.00%, 12/01/25 (c)	40		43,076
	Par (000’s	)	Value
Ohio (continued)
State of Ohio Hospital, Cleveland Clinic Health System, Series A (GO) 5.00%, 03/15/24 (c)	$480		$494,558
State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
4.00%, 01/01/28 (c)	760		801,241
5.00%, 01/01/28 (c)	135		152,057
5.00%, 01/01/28 (c)	140		157,512
5.00%, 01/01/28 (c)	130		145,432
State of Ohio, Common Schools, Series A (GO) 5.00%, 03/15/24 (c)	25		25,744
State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 3.25%, 12/01/25 (c)	165		165,142
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,000		1,107,277
State of Ohio, Major New Infrastructure Project (RB)
5.00%, 12/15/30	200		239,248
5.00%, 12/15/31	1,225		1,486,463
			37,483,489
Oklahoma: 0.2%
Canadian County Educational Facilities Authority, Mustang Public Schools (RB) 3.00%, 09/01/26 (c)	330		334,056
Grand River Dam Authority, Series A (RB)
4.00%, 12/01/26 (c)	2,000		2,080,246
5.00%, 12/01/26 (c)	100		109,622
5.00%, 12/01/26 (c)	515		563,957
Norman Regional Hospital Authority (RB) 3.25%, 09/01/29 (c)	750		629,230
Oklahoma Capitol Improvement Authority, State Highway Improvement (RB) 4.00%, 07/01/26 (c)	155		160,263
Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	565		615,611
			4,492,985
Oregon: 1.1%
Asante Health System, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) 5.00%, 08/15/30 (c)	720		815,566
Asante Health System, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) (AGM) 5.00%, 08/15/30 (c)	700		786,381

26

	Par (000’s	)	Value
Oregon (continued)
City of Portland Oregon, Sewer System, Series A (RB) 3.00%, 09/01/30 (c)	$2,350		$2,206,707
Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,285		1,436,871
Deschutes Public Library District (GO) 4.00%, 06/01/31 (c)	2,000		2,095,992
Hillsboro School District No. 1J (GO) (SBG)
5.00%, 06/15/27 (c)	1,000		1,112,927
5.00%, 06/15/27 (c)	590		649,394
Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
0.01%, 06/15/27 (c)	1,215		851,090
0.01%, 06/15/27 (c)	1,010		672,496
Multnomah County School District No. 1J, Series B (GO) (SBG) 3.00%, 06/15/30 (c)	1,280		1,306,527
Salem-Keizer School District No. 24J (GO) (SBG)
4.00%, 06/15/28 (c)	740		780,471
4.00%, 06/15/30 (c)	2,000		2,079,385
5.00%, 06/15/28 (c)	545		619,186
Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	125		138,183
State of Oregon, Department of Transportation, Highway User Tax, Series A (RB)
4.00%, 11/15/30 (c)	3,000		3,115,925
5.00%, 11/15/29 (c)	1,650		1,873,466
5.00%, 11/15/30 (c)	1,000		1,154,840
State of Oregon, Seismic Project and Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	10		10,880
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.25%, 04/01/28 (c)	570		566,765
			22,273,052
Pennsylvania: 3.9%
Allegheny County Hospital Development Authority, Series A (RB)
5.00%, 04/01/28 (c)	1,000		1,100,360
5.00%, 04/01/28 (c)	1,120		1,224,936
5.00%, 07/15/29 (c)	360		410,296
5.00%, 07/15/29 (c)	810		915,917
Allegheny County Sanitary Authority (RB) 5.00%, 12/01/25 (c)	1,000		1,057,398
Allegheny County Sanitary Authority (RB) (AGM) 4.00%, 12/01/26 (c)	100		104,815
	Par (000’s	)	Value
Pennsylvania (continued)
City of Philadelphia (GO) (AGM) 5.00%, 08/01/27 (c)	$380		$416,921
City of Philadelphia, Gas Works (RB)
5.00%, 10/01/26 (c)	880		948,199
5.00%, 10/01/26 (c)	735		789,306
5.00%, 10/01/26 (c)	970		1,038,527
5.00%, 10/01/26 (c)	680		725,601
City of Philadelphia, Series A (GO)
4.00%, 05/01/31 (c)	1,925		1,958,967
5.00%, 08/01/27 (c)	100		109,122
5.00%, 08/01/27 (c)	750		823,538
5.00%, 08/01/27 (c)	750		826,282
City of Philadelphia, Series A (RB) (AGC) 4.00%, 07/01/30 (c)	1,000		1,027,711
City of Philadelphia, Series B (GO)
5.00%, 08/01/29 (c)	1,500		1,634,015
5.00%, 08/01/29 (c)	100		111,698
5.00%, 08/01/29 (c)	300		337,641
Commonwealth Financing Authority, Series A (RB) 5.00%, 06/01/25 (c)	1,595		1,672,290
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB)
5.00%, 06/01/28 (c)	775		862,473
5.00%, 06/01/28 (c)	265		294,629
5.00%, 06/01/28 (c)	415		459,352
Commonwealth of Pennsylvania (GO)
3.00%, 01/01/27 (c)	510		516,392
3.00%, 05/01/30 (c)	900		836,822
3.00%, 09/15/26 (c)	1,055		1,026,402
4.00%, 01/01/27 (c)	600		636,630
4.00%, 02/01/26 (c)	1,500		1,566,851
4.00%, 05/15/31 (c)	2,000		2,218,744
4.00%, 08/15/25 (c)	1,500		1,545,935
4.00%, 09/15/26 (c)	170		176,209
Commonwealth of Pennsylvania (GO) (AGM) 3.00%, 09/15/26 (c)	395		395,458
Geisinger Authority Health System, Series C (RB) 5.00%, 04/01/30 (c) (p)	2,000		2,240,814
Lancaster County, Hospital Authority, Penn State Health (RB) 5.00%, 11/01/29 (c)	1,100		1,199,971
Pennsylvania Economic Development Financing Authority, UPMC (RB)
4.00%, 09/15/26 (c)	100		100,887
5.00%, 09/15/26 (c)	385		417,544

27

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB)
3.38%, 11/15/27 (c)	$1,000		$1,011,259
4.00%, 11/15/27 (c)	205		210,550
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	125		132,394
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB) 4.00%, 06/15/26 (c)	775		800,185
Pennsylvania Higher Educational Facilities Authority, The Trustee of University, Series A (RB)
4.00%, 08/15/26 (c)	1,000		1,056,168
4.00%, 08/15/26 (c)	1,450		1,534,747
Pennsylvania Higher Educational Facilities Authority, The Trustee of University, Series B (RB) 5.00%, 10/01/25 (c)	2,675		2,855,970
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
3.12%, 08/15/27 (c)	150		151,317
5.00%, 08/15/27 (c)	270		298,804
5.00%, 08/15/27 (c)	275		307,414
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	425		422,811
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	700		672,342
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	315		317,310
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	1,620		1,614,339
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	300		296,731
Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	20		21,873
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission (RB) 5.00%, 12/01/24 (c)	$1,000		$1,045,704
Pennsylvania Turnpike Commission Oil Franchise Tax, Series A (RB) 5.00%, 12/01/26 (c)	1,000		1,100,280
Pennsylvania Turnpike Commission, Motor License (RB) 4.00%, 12/01/27 (c)	2,000		2,038,129
Pennsylvania Turnpike Commission, Series A (RB)
5.00%, 12/01/26 (c)	750		824,713
5.00%, 12/01/26 (c)	310		341,074
5.00%, 12/01/29 (c)	500		567,171
5.00%, 12/01/29 (c)	1,000		1,113,770
5.00%, 12/01/32 (c)	1,000		1,203,643
Pennsylvania Turnpike Commission, Series A-2 (RB)
5.00%, 12/01/27 (c)	175		196,284
5.00%, 12/01/28 (c)	1,250		1,374,623
Pennsylvania Turnpike Commission, Series B (RB)
5.00%, 12/01/25 (c)	1,010		1,075,779
5.00%, 06/01/26 (c)	2,650		2,779,482
5.00%, 06/01/31 (c)	700		816,679
Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	510		559,814
Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/27 (c)	205		222,906
Pennsylvania Turnpike Commission, Series B-2 (RB) (AGM) 5.00%, 06/01/27 (c)	3,000		3,306,512
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	110		113,720
Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
5.00%, 09/01/31	1,460		1,755,701
5.00%, 09/01/32	2,000		2,437,094
5.00%, 09/01/33	2,000		2,462,273
School District of Philadelphia, Series A (GO) (SAW) 5.00%, 09/01/28 (c)	660		733,078
School District of Philadelphia, Series F (GO) (SAW)
5.00%, 09/01/26 (c)	485		517,485
5.00%, 09/01/26 (c)	1,570		1,646,844
5.00%, 09/01/26 (c)	1,000		1,050,664

28

	Par (000’s	)	Value
Pennsylvania (continued)
Southeastern Pennsylvania Transportation Authority, Capital Grant (RB) 5.00%, 06/01/27 (c)	$845		$932,401
Sports and Exhibition Authority, Regional Asset District (RB) (AGM) 5.00%, 08/01/29 (c)	1,000		1,129,898
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (AGM)
5.00%, 12/01/26 (c)	260		277,727
5.00%, 12/01/26 (c)	1,750		1,873,241
			76,929,556
Rhode Island: 0.2%
Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26 (c)	380		411,715
Rhode Island Health and Educational Building Corp., Pooled Issue, Series A (RB) 5.00%, 05/15/26 (c)	110		119,319
Rhode Island Housing and Mortgage Finance Corp., Series A (RB) 2.05%, 04/01/30 (c)	1,000		792,286
Rhode Island Housing and Mortgage Finance Corp., Series A (RB) (AGM) 2.10%, 10/01/29 (c)	1,000		832,518
State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	250		280,105
State of Rhode Island, Series A (GO) 5.00%, 08/01/32 (c)	2,000		2,326,974
			4,762,917
South Carolina: 0.6%
Lancaster County School District (GO) 3.25%, 03/01/27 (c)	325		330,861
Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	100		109,365
Piedmont Municipal Power Agency, Series B (RB) 5.00%, 01/01/31 (c)	1,000		1,154,878
South Carolina Transportation Infrastructure Bank, Series A (RB)
5.00%, 10/01/27 (c)	1,000		1,081,180
5.00%, 10/01/28 (c)	100		113,109
	Par (000’s	)	Value
South Carolina (continued)
South Carolina Transportation Infrastructure Bank, Series B (RB) 5.00%, 10/01/29	$1,270		$1,477,043
South Carolina, Public Service Authority, Series A (RB)
4.00%, 12/01/31 (c)	1,115		1,150,598
5.00%, 06/01/26 (c)	1,500		1,549,286
South Carolina, Public Service Authority, Series A (RB) (SAW) 5.00%, 12/01/30 (c)	3,000		3,369,269
Town of Mount Pleasant, South Carolina Water and Sewer System, Series A (RB) 4.00%, 06/01/27 (c)	1,000		1,019,966
			11,355,555
South Dakota: 0.0%
South Dakota Health and Educational Facilities Authority (RB)
5.00%, 09/01/27 (c)	100		108,246
5.00%, 09/01/27 (c)	255		276,646
			384,892
Tennessee: 0.9%
Greeneville Health and Educational Facilities Board, Ballad Health, Series A (RB)
5.00%, 07/01/23 (c)	810		814,817
5.00%, 07/01/23 (c)	1,500		1,507,747
5.00%, 07/01/23 (c)	915		920,631
5.00%, 07/01/23 (c)	550		553,453
Metropolitan Government of Nashville and Davidson County (GO)
4.00%, 07/01/26 (c)	580		608,798
4.00%, 07/01/26 (c)	545		574,080
4.00%, 07/01/27 (c)	275		290,478
5.00%, 07/01/26 (c)	1,235		1,345,408
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Center, Series A (RB) 5.00%, 07/01/26 (c)	130		136,509
Shelby County, Public Improvement, Series B (GO)
4.00%, 04/01/30 (c)	3,000		3,298,434
4.00%, 04/01/30 (c)	1,000		1,094,560
4.00%, 04/01/30 (c)	1,000		1,078,124
Tennessee Corp. Gas Supply, Series A (RB) 5.50%, 12/01/30 (c) (p)	2,000		2,168,778
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 11/01/31 (c) (p)	4,000		4,292,188

29

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Tennessee (continued)
Tennessee Housing Development Agency, Series B (RB) 3.70%, 07/01/26 (c)	$65		$63,784
			18,747,789
Texas: 8.6%
Aldine Independent School District, Series A (GO)
4.00%, 02/15/27 (c)	675		701,201
4.00%, 02/15/27 (c)	910		950,585
5.00%, 02/15/27 (c)	700		775,853
Arlington Independent School District (GO)
4.00%, 02/15/29 (c)	1,000		1,070,188
4.00%, 02/15/29 (c)	500		528,046
Austin Independent School District (GO)
4.00%, 08/01/26 (c)	100		105,145
5.00%, 02/01/33 (c)	1,500		1,773,830
Bexar County Hospital District (GO)
4.00%, 02/15/26 (c)	115		119,816
4.00%, 02/15/26 (c)	250		255,323
5.00%, 02/15/26 (c)	1,315		1,414,469
Bexar County, Alamo Community College District (GO) 4.00%, 08/15/30 (c)	1,000		1,110,613
Board of Regents of the University of Texas System, Series A (RB) 5.00%, 08/15/30	2,500		2,983,310
Board of Regents of the University of Texas System, Series A (RB) (AGM) 5.00%, 08/15/29 (c)	850		993,832
Board of Regents of the University of Texas System, Series B (RB) 5.00%, 08/15/29	2,040		2,388,113
City of Arlington, Senior Lien Special Tax (ST) (AGM) 5.00%, 02/15/25 (c)	150		157,875
City of Austin, Texas Electric Utility System, Series A (RB) 5.00%, 11/15/30	615		729,704
City of Austin, Water and Wastewater System (RB)
5.00%, 11/15/26 (c)	360		394,887
5.00%, 11/15/26 (c)	995		1,089,666
5.00%, 05/15/24 (c)	1,065		1,100,026
City of Dallas (GO) 5.00%, 02/15/25 (c)	1,055		1,111,559
City of Dallas, Series A (GO) 3.00%, 02/15/29 (c)	600		568,951
City of Dallas, Waterworks and Sewer System, Series A (RB)
5.00%, 10/01/26 (c)	565		618,075
5.00%, 10/01/26 (c)	600		655,700
	Par (000’s	)	Value
Texas (continued)
5.00%, 10/01/26 (c)	$900		$984,876
City of Dallas, Waterworks and Sewer System, Series C (RB) 5.00%, 10/01/30 (c)	1,000		1,171,450
City of Denton, Utility System (RB)
5.00%, 12/01/26 (c)	965		1,050,653
5.00%, 12/01/26 (c)	1,000		1,071,645
City of El Paso (GO) 4.00%, 08/15/26 (c)	100		104,166
City of Houston, Airport System, Series B (RB) 5.00%, 07/01/28 (c)	235		267,105
City of Houston, Airport System, Series D (RB)
5.00%, 07/01/28 (c)	125		141,998
5.00%, 07/01/28 (c)	1,000		1,106,030
City of Houston, Combined Utility System, First Lien, Series A (RB) 5.00%, 11/15/30 (c)	4,500		5,269,707
City of Houston, Combined Utility System, First Lien, Series B (RB)
5.00%, 11/15/26 (c)	1,000		1,073,833
5.00%, 11/15/26 (c)	105		114,969
City of Houston, Combined Utility System, First Lien, Series C (RB) 4.00%, 11/15/30 (c)	1,500		1,557,286
City of Houston, Combined Utility System, First Lien, Series D (RB)
5.00%, 11/15/28 (c)	1,000		1,130,283
5.00%, 11/15/28 (c)	750		833,835
City of Houston, Public Improvement, Series A (GO)
5.00%, 03/01/29 (c)	1,000		1,143,890
5.00%, 03/01/29 (c)	1,215		1,394,951
City of Houston, Series A (GO)
5.00%, 03/01/26 (c)	180		193,949
5.00%, 03/01/26 (c)	515		555,003
5.00%, 03/01/27 (c)	500		550,734
5.00%, 03/01/27 (c)	520		571,628
City of Lubbock, Texas Electric Light and Power System (RB) 4.00%, 04/15/30 (c)	1,550		1,571,723
City of San Antonio, Electric and Gas Systems (RB)
4.00%, 02/01/30	1,000		1,095,777
5.00%, 02/01/32 (c)	1,000		1,198,006
5.00%, 08/01/26 (c)	125		136,633
City of San Antonio, Electric and Gas Systems, Series B (RB) 4.00%, 02/01/33	1,000		1,108,035
City of San Antonio, General Improvement (GO) 5.00%, 08/01/29 (c)	325		378,429

30

	Par (000’s	)	Value
Texas (continued)
Collin County, Community College District (GO)
3.25%, 08/15/27 (c)	$500		$509,571
4.00%, 08/15/27 (c)	925		985,552
Conroe Independent School District (GO)
5.00%, 02/15/25 (c)	1,430		1,509,558
5.00%, 02/15/28 (c)	100		112,930
Corpus Christi Independent School District (GO) 4.00%, 08/15/28 (c)	320		345,614
County of Fort Bend, Series B (GO) 5.00%, 03/01/26 (c)	20		21,609
County of Harris, Toll Road, First Lien (RB) 4.00%, 08/15/30 (c)	1,100		1,131,721
County of Harris, Toll Road, Senior Lien, Series A (RB)
5.00%, 02/15/28 (c)	260		291,917
5.00%, 08/15/26 (c)	160		174,517
5.00%, 08/15/26	115		125,926
5.00%, 08/15/26 (c)	695		760,041
5.00%, 08/15/26 (c)	675		732,895
5.00%, 08/15/26 (c)	670		728,652
5.00%, 08/15/26 (c)	190		207,849
County of Harris, Unlimited Tax Road, Series A (GO) 5.00%, 10/01/25 (c)	2,645		2,836,704
Cypress-Fairbanks Independent School District (GO)
4.00%, 02/15/25 (c)	1,735		1,779,559
4.00%, 02/15/30 (c)	1,275		1,318,756
Cypress-Fairbanks Independent School District, Series A (GO)
3.00%, 02/15/31 (c)	500		501,394
4.00%, 02/15/31 (c)	1,500		1,564,318
5.00%, 02/15/29 (c)	1,805		2,088,670
Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	1,835		2,129,520
Dallas Independent School District (GO)
4.00%, 02/15/30 (c)	1,000		1,107,463
5.00%, 02/15/32 (c)	1,000		1,176,202
5.00%, 02/15/32 (c)	1,000		1,193,777
Eagle Mountain and Saginaw Independent School District (GO)
4.00%, 02/15/26 (c)	335		348,653
5.00%, 02/15/26 (c)	10		10,747
El Paso County Hospital District (GO) 4.00%, 08/15/27 (c)	250		247,882
Fort Bend Independent School District (GO) 5.00%, 08/15/27 (c)	645		718,709
	Par (000’s	)	Value
Texas (continued)
Frisco Independent School District (GO)
4.00%, 08/15/30 (c)	$1,350		$1,473,033
4.00%, 08/15/30 (c)	1,345		1,415,851
5.00%, 02/15/29 (c)	2,000		2,252,010
Garland Independent School District (GO) 4.00%, 02/15/25 (c)	165		169,568
Grand Parkway Transportation Corp., First Tier Toll, Series C (RB) 4.00%, 04/01/30 (c)	1,500		1,525,893
Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	250		266,031
Harris County, Cultural Education Facilities Finance Corp., TECO Project (RB)
4.00%, 11/15/27 (c)	950		1,002,793
5.00%, 11/15/27 (c)	300		336,279
5.00%, 11/15/27 (c)	850		950,847
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/29	330		379,624
Harris County, Flood Control District, Series A (GO) 5.00%, 10/01/25 (c)	480		513,115
Harris County, Flood Control District, Series A (RB)
4.00%, 10/01/27 (c)	2,855		2,936,227
4.00%, 10/01/27 (c)	1,000		1,027,537
5.00%, 10/01/27 (c)	210		234,392
Houston Independent School District, Limited Tax School House (GO)
5.00%, 02/15/27 (c)	750		829,462
5.00%, 02/15/27 (c)	540		593,246
Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/28 (c)	605		686,794
Katy Independent School District, Fort Bend, Harris and Waller Counties (GO) 5.00%, 02/15/27 (c)	2,510		2,708,743
Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/27 (c)	120		132,640
Lone Star College System (GO)
4.00%, 02/15/26 (c)	1,500		1,557,022
5.00%, 02/15/26 (c)	400		429,406
Lower Colorado River Authority (RB) (AGM) 5.00%, 05/15/31 (c)	1,000		1,197,824

31

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB) 5.00%, 05/15/30 (c)	$1,250		$1,390,716
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) (AGC) 4.00%, 08/15/27 (c)	1,250		1,292,565
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) (NATL) 5.00%, 08/15/27 (c)	250		276,058
North Harris County Regional Water Authority (RB) 5.00%, 12/15/26 (c)	250		272,201
North Texas Municipal Water District, Water System (RB)
5.00%, 09/01/26 (c)	500		543,051
5.00%, 09/01/26 (c)	45		48,987
5.00%, 09/01/26 (c)	715		770,451
5.00%, 09/01/26 (c)	400		437,027
North Texas Tollway Authority System, Series B (RB)
4.00%, 01/01/31 (c)	2,000		2,065,032
4.00%, 01/01/31 (c)	2,250		2,268,270
4.00%, 01/01/31 (c)	1,975		2,137,330
5.00%, 01/01/24 (c)	3,325		3,395,822
5.00%, 01/01/24 (c)	3,500		3,576,007
5.00%, 01/01/27 (c)	1,000		1,060,095
North Texas Tollway Authority, First Tier, Series A (RB)
4.12%, 01/01/32 (c)	2,000		2,031,146
5.00%, 01/01/26 (c)	1,675		1,787,878
5.00%, 01/01/26 (c)	425		454,327
5.00%, 01/01/26 (c)	500		532,404
5.00%, 01/01/26 (c)	1,195		1,277,462
North Texas Tollway Authority, Second Tier, Series B (RB) (AGM) 4.00%, 01/01/27 (c)	450		466,882
Northside Independent School District, Unlimited Tax (GO) 5.00%, 08/15/27 (c)	880		978,278
Pflugerville Independent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/32 (c)	1,000		1,155,111
Plano Independent School District, Unlimited Tax (GO)
5.00%, 08/15/32 (c)	1,000		1,183,507
5.00%, 08/15/32 (c)	1,000		1,202,907
Port of Houston Authority of Harris County, Series A-2 (GO)
5.00%, 10/01/30 (c)	740		877,206
5.00%, 10/01/30 (c)	1,000		1,172,224
	Par (000’s	)	Value
Texas (continued)
San Antonio Independent School District, Unlimited Tax School Building (GO)
4.00%, 08/15/28 (c)	$500		$521,395
5.00%, 08/15/28 (c)	1,025		1,174,642
San Antonio Water System, Junior Lien, Series A (RB)
4.00%, 05/15/31 (c)	1,150		1,173,060
5.00%, 05/15/30 (c)	500		588,963
Spring Independent School District (GO) 5.00%, 08/15/25 (c)	45		47,886
State of Texas, Transportation Commission, Highway Improvement (GO)
5.00%, 04/01/26 (c)	70		75,624
5.00%, 04/01/26 (c)	125		135,162
State of Texas, Transportation Commission, Highway Improvement, Series A (GO)
5.00%, 04/01/26 (c)	400		432,517
5.00%, 04/01/26 (c)	500		540,806
State of Texas, Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 10/01/27 (c)	150		167,142
State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
5.00%, 10/01/27 (c)	465		519,501
5.00%, 10/01/27 (c)	240		267,427
Tarrant County Cultural Education Facilities Finance Corp. (RB) 5.00%, 05/15/26 (c)	80		85,888
Texas A&M University, Financing System, Series C (RB) 4.00%, 05/15/26 (c)	10		10,491
Texas A&M University, Financing System, Series E (RB) 5.00%, 05/15/27 (c)	100		111,236
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/29	2,250		2,392,636
5.00%, 12/15/31	1,475		1,579,277
5.00%, 12/15/32	1,000		1,074,017
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A (RB)
4.00%, 12/31/30 (c)	1,150		1,133,910
4.00%, 12/31/30 (c)	1,390		1,386,975

32

	Par (000’s	)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB) 4.00%, 12/31/29 (c)	$1,000		$962,789
Texas State University System, Board of Regents, Series A (RB) 5.00%, 03/15/27 (c)	100		109,964
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	1,570		1,612,306
Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/26 (c)	1,000		1,064,281
Texas Water Development Board (RB)
3.00%, 10/15/30 (c)	950		914,612
3.00%, 10/15/30 (c)	750		739,606
3.00%, 10/15/30 (c)	500		470,902
3.00%, 10/15/30 (c)	500		504,444
4.00%, 10/15/25 (c)	1,000		1,034,687
4.00%, 10/15/30 (c)	2,000		2,226,857
Texas Water Development Board, Series A (RB)
4.00%, 10/15/25 (c)	45		46,843
4.00%, 10/15/27 (c)	2,000		2,070,333
4.00%, 10/15/27 (c)	1,000		1,058,828
4.00%, 10/15/27 (c)	400		426,687
4.00%, 04/15/28 (c)	600		644,021
4.00%, 04/15/28 (c)	180		189,645
5.00%, 10/15/27 (c)	200		223,940
5.00%, 10/15/27 (c)	250		280,149
Texas Water Development Board, Series B (RB)
4.00%, 10/15/28 (c)	1,000		1,070,428
4.00%, 10/15/28 (c)	3,000		3,126,003
4.00%, 10/15/28 (c)	120		125,942
5.00%, 10/15/28 (c)	3,670		4,189,457
Tomball Independent School District, Unlimited Tax (GO)
5.00%, 02/15/33 (c)	1,000		1,181,849
5.00%, 02/15/33 (c)	1,100		1,305,344
Trinity River Authority, Regional Wastewater System (RB) 5.00%, 08/01/27 (c)	670		745,305
University of Houston, Board of Regents, Series A (RB) 5.00%, 02/15/32 (c)	1,500		1,777,929
University of North Texas, Series A (RB)
5.00%, 04/15/27 (c)	75		82,800
5.00%, 04/15/27 (c)	140		154,087
University of Texas, Board of Regents, Series A (RB) 4.00%, 08/15/24 (c)	1,000		1,013,210
	Par (000’s	)	Value
Texas (continued)
University of Texas, Board of Regents, Series B (RB) 4.00%, 07/01/24 (c)	$1,250		$1,276,387
			171,353,538
Utah: 0.5%
Central Utah Water Conservancy District, Series B (RB) 4.00%, 10/01/27 (c)	395		414,435
Intermountain Power Agency, Utah Power Supply, Series A (RB) 4.00%, 07/01/31 (c)	2,000		2,120,561
State of Utah (GO) 5.00%, 01/01/29 (c)	250		288,910
State of Utah, Series B (GO) 5.00%, 01/01/29 (c)	1,275		1,480,535
University of Utah (RB) 5.00%, 08/01/32 (c)	2,220		2,587,287
University of Utah, Series A (RB) 5.00%, 08/01/27 (c)	365		408,123
Utah Transit Authority, Subordinated Sales Tax (RB)
0.00%, 06/15/26 (c) ^	130		93,469
4.00%, 06/15/26 (c)	2,000		2,095,542
4.00%, 06/15/26 (c)	850		892,438
			10,381,300
Virginia: 1.7%
City of Richmond, Public Utility, Series A (RB) 5.00%, 01/15/26 (c)	1,520		1,642,038
County of Fairfax, Public Improvement, Series A (GO) 2.00%, 04/01/31 (c)	375		343,446
County of Fairfax, Public Improvement, Series A (GO) (SAW)
4.00%, 04/01/32 (c)	1,000		1,103,750
4.00%, 04/01/32 (c)	1,000		1,112,974
5.00%, 04/01/28 (c)	750		854,773
5.00%, 04/01/29 (c)	1,755		2,040,881
Loudoun County Economic Development Authority (RB) 3.00%, 12/01/29 (c)	1,500		1,463,654
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
3.00%, 02/01/31 (c)	2,750		2,676,582
4.00%, 02/01/26 (c)	2,000		2,097,961
4.00%, 02/01/30 (c)	1,500		1,578,204
5.00%, 02/01/30 (c)	1,950		2,258,469
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	110		111,052

33

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Virginia (continued)
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
5.00%, 02/01/28 (c)	$880		$998,702
5.00%, 02/01/28 (c)	120		136,308
5.00%, 02/01/28 (c)	2,180		2,473,572
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB) 5.00%, 09/01/26 (c)	20		21,895
Virginia College Building Authority, Virginia Educational Facilities, Series A (RB)
3.00%, 02/01/31 (c)	1,250		1,144,441
5.00%, 09/01/26 (c)	1,000		1,094,371
Virginia Commonwealth Transportation Board (RB)
4.00%, 05/15/26 (c)	2,000		2,105,004
5.00%, 09/15/26 (c)	20		21,726
Virginia Commonwealth Transportation Board, Series A (RB)
4.00%, 11/15/27 (c)	180		191,401
5.00%, 11/15/27 (c)	120		135,005
5.00%, 11/15/27 (c)	800		898,597
Virginia Public Building Authority, Series A (RB)
3.00%, 08/01/26 (c)	695		697,623
3.12%, 08/01/28 (c)	1,050		1,054,898
5.00%, 08/01/30 (c)	1,000		1,186,841
5.00%, 08/01/30 (c)	1,000		1,164,982
Virginia Public Building Authority, Series A-2 (RB)
4.00%, 08/01/31 (c)	1,000		1,059,505
4.00%, 08/01/31 (c)	1,000		1,085,706
Virginia Public School Authority (RB) (SAW) 5.00%, 08/01/26 (c)	30		32,905
Virginia State, Public Building Authority, Series A (RB)
4.00%, 08/01/27 (c)	65		69,930
4.00%, 08/01/27 (c)	185		198,325
			33,055,521
Washington: 3.8%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series S-1 (RB) 5.00%, 11/01/31 (c)	2,000		2,420,338
City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 07/01/31 (c)	1,000		1,039,891
	Par (000’s	)	Value
Washington (continued)
City of Seattle, Water System Improvement (RB) 4.00%, 02/01/27 (c)	$115		$122,359
County of King, Limited Tax (GO) 4.00%, 07/01/27 (c)	2,110		2,259,589
County of King, Limited Tax (GO) (SAW) 5.00%, 01/01/29 (c)	1,000		1,154,586
County of King, Sewer Improvement, Series B (RB) 4.00%, 07/01/26 (c)	1,000		1,041,079
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/27 (c)	400		443,135
5.00%, 07/01/28 (c)	695		788,388
5.00%, 07/01/30 (c)	1,930		2,277,489
Energy Northwest, Colombia Generating Station Electric, Series A (RB) (AGM)
5.00%, 07/01/29 (c)	1,000		1,130,143
5.00%, 07/01/29 (c)	500		559,909
5.00%, 07/01/30 (c)	1,415		1,625,052
Energy Northwest, Colombia Generating Station Electric, Series C (RB)
5.00%, 07/01/25 (c)	1,250		1,327,738
5.00%, 07/01/28 (c)	1,000		1,126,860
Energy Northwest, Project 3 Electric, Series C (RB) (AGM) 5.00%, 07/01/30 (c)	1,000		1,162,158
Everett Housing Authority, Hunting Park Apartments Project (RB) 4.00%, 07/01/30 (c)	1,545		1,545,004
King County School District No. 210 Federal Way (GO) (SBG) 4.00%, 12/01/27 (c)	880		933,569
King County School District No. 401 Highline (GO) (SBG)
3.12%, 12/01/26 (c)	690		701,617
5.00%, 12/01/26 (c)	700		771,674
King County School District No. 405 Bellevue (GO) (SBG) 5.00%, 12/01/26 (c)	515		567,731
King County School District No. 411 Issaquah (GO) (SBG) 4.00%, 06/01/26 (c)	635		662,715
King County School District No. 414 Lake Washington (GO) (SBG) 5.00%, 06/01/27 (c)	835		926,652
Kitsap County School District No. 401 Central Kitsap (GO) (SBG)
4.00%, 06/01/26 (c)	1,425		1,490,311
4.00%, 06/01/26 (c)	15		15,853
4.00%, 06/01/26 (c)	1,000		1,034,646

34

	Par (000’s	)	Value
Washington (continued)
4.00%, 06/01/26 (c)	$1,250		$1,301,451
Pierce County School District No. 403 Bethel (GO) (SBG)
5.00%, 06/01/29 (c)	500		582,002
5.00%, 06/01/29 (c)	200		226,494
Pierce County School District No. 416 White River (GO) (SBG) 4.00%, 06/01/26 (c)	175		184,426
Port of Seattle, Intermediate Lien (RB) 5.00%, 02/01/26 (c)	30		32,106
Puyallup School District No. 3 (GO) (SBG)
5.00%, 06/01/27 (c)	970		1,066,382
5.00%, 06/01/27 (c)	100		111,020
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	825		900,504
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) (SBG) 5.00%, 06/01/30 (c)	1,000		1,189,238
State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO) 5.00%, 08/01/26 (c)	135		147,450
State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO) 4.00%, 07/01/23 (c)	1,000		1,006,987
State of Washington, Series A (GO)
5.00%, 08/01/26 (c)	755		821,973
5.00%, 08/01/26 (c)	115		124,838
State of Washington, Series C (GO)
5.00%, 02/01/28 (c)	170		192,845
5.00%, 08/01/27 (c)	880		982,221
State of Washington, Series D (GO)
5.00%, 02/01/27 (c)	100		110,036
5.00%, 08/01/27 (c)	880		983,419
State of Washington, Various Purpose, Series A (GO)
5.00%, 08/01/26 (c)	200		218,445
5.00%, 08/01/26 (c)	245		267,595
5.00%, 08/01/26 (c)	495		540,302
5.00%, 08/01/26 (c)	580		633,695
5.00%, 08/01/27 (c)	500		558,080
5.00%, 08/01/27 (c)	500		553,118
State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/31 (c)	2,175		2,548,029
State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/26 (c)	25		27,218
	Par (000’s	)	Value
Washington (continued)
State of Washington, Various Purpose, Series R-C (GO)
5.00%, 08/01/27 (c)	$1,000		$1,120,250
5.00%, 08/01/27 (c)	420		469,359
5.00%, 08/01/27 (c)	880		973,487
State of Washington, Various Purpose, Series R-D (GO) 5.00%, 08/01/27 (c)	1,320		1,478,130
Washington Health Care Facilities Authority, Multicare Health System, Series B (RB)
5.00%, 02/15/28 (c)	2,000		2,088,767
5.00%, 02/15/28 (c)	1,815		1,901,915
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series A (RB) 4.00%, 03/03/23 (c)	1,820		1,820,168
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB)
4.00%, 10/01/30 (p)	1,595		1,688,590
5.00%, 10/01/28 (c)	225		247,841
5.00%, 10/01/28 (c)	250		280,948
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	760		800,655
Washington State Housing Finance Commission, Series A (RB) 3.50%, 12/20/35	1,688		1,592,335
Washington State, Motor Vehicle Fuel Tax, Series A (GO) 5.00%, 06/01/30 (c)	1,050		1,201,087
Washington State, Motor Vehicle Fuel Tax, Series F (GO) 5.00%, 06/01/31 (c)	2,000		2,285,205
Washington State, Shoreline School District No. 412 (GO) (SBG) 4.00%, 12/01/28 (c)	1,000		1,031,993
Washington State, Various Purpose, Series A (GO)
5.00%, 02/01/29	1,000		1,160,804
5.00%, 08/01/30 (c)	1,000		1,137,965
5.00%, 08/01/31 (c)	1,500		1,725,203
5.00%, 08/01/31 (c)	1,250		1,440,867
Washington State, Various Purpose, Series A-1 (GO)
5.00%, 08/01/23 (c)	1,500		1,519,808
5.00%, 08/01/24 (c)	1,500		1,561,121
Washington State, Various Purpose, Series C (GO)
5.00%, 01/01/25 (c)	1,575		1,653,439
5.00%, 02/01/28 (c)	1,145		1,254,080
5.00%, 02/01/28 (c)	1,000		1,111,298

35

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Washington (continued)
5.00%, 02/01/29 (c)	$1,080		$1,197,866
5.00%, 02/01/30 (c)	1,000		1,140,041
			76,321,582
West Virginia: 0.3%
State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	270		300,383
State of West Virginia, Series A (GO)
5.00%, 06/01/29 (c)	500		561,126
5.00%, 06/01/29 (c)	1,000		1,162,538
State of West Virginia, Series B (GO)
5.00%, 06/01/28 (c)	675		771,268
5.00%, 06/01/28 (c)	200		227,379
West Virginia Hospital Finance Authority, Huntington Hospital, Series A (RB) 4.00%, 01/01/29 (c)	1,430		1,380,583
West Virginia, Parkways Authority, Senior Lien Turnpike Toll (RB) 5.00%, 06/01/31 (c)	1,320		1,516,060
			5,919,337
Wisconsin: 1.1%
City of Milwaukee, Series N4 (GO) 5.00%, 04/01/26	100		108,658
Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	350		352,514
Public Finance Authority, KU Campus Development Corp., Central District Development Project (RB) 5.00%, 03/01/26 (c)	165		176,340
Public Finance Authority, Pollution Control, Duke energy Progress Project, Series A (RB) 3.70%, 10/01/30 (p)	1,065		1,105,875
Public Finance Authority, Providence St. Joseph Health, Series C (RB) 4.00%, 10/01/30 (p)	2,335		2,472,011
State of Wisconsin (GO)
5.00%, 05/01/27 (c)	450		500,999
5.00%, 05/01/27 (c)	460		512,133
5.00%, 05/01/27 (c)	250		278,824
5.00%, 05/01/27 (c)	500		553,973
State of Wisconsin, Series A (GO)
4.00%, 05/01/26 (c)	100		103,796
4.00%, 05/01/28 (c)	1,655		1,696,170
5.00%, 05/01/25 (c)	890		934,799
5.00%, 05/01/25 (c)	2,000		2,100,671
5.00%, 05/01/32 (c)	1,000		1,193,078
	Par (000’s	)	Value
Wisconsin (continued)
5.00%, 05/01/32 (c)	$1,000		$1,178,464
State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	1,500		1,531,980
Wisconsin Department of Transportation (RB)
5.00%, 07/01/27 (c)	115		128,928
5.00%, 07/01/27 (c)	480		537,251
Wisconsin Department of Transportation, Series A (RB)
5.00%, 07/01/24 (c)	510		528,280
5.00%, 07/01/24 (c)	940		974,092
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
4.00%, 05/15/26 (c)	1,500		1,518,953
5.00%, 05/15/26 (c)	100		107,851
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	500		519,425
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	125		135,799
Wisconsin Health and Educational Facilities Authority, Prohealth Care, Inc. (RB) 5.00%, 08/15/24 (c)	2,500		2,580,745
			21,831,609
Wyoming: 0.2%
County of Campbell, Wyoming Solid Waste Facilities, Series A (RB) (SBG) 3.62%, 05/15/29 (c)	4,500		4,101,928
Total Municipal Bonds: 98.7% (Cost: $2,022,390,349)			1,962,684,576
Other assets less liabilities: 1.3%			25,902,293
NET ASSETS: 100.0%			$1,988,586,869

36

Definitions:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
State GO	18.3%	$359,294,771
Local GO	15.6	305,511,246
Tax	14.7	288,554,113
Water & Sewer	7.9	154,618,488
Hospitals	6.8	132,546,242
Transportation	6.4	125,574,413
Toll & Turnpike	5.8	114,250,945
Education	5.3	104,061,272
Power	4.8	93,647,691
Leasing COPS & Appropriations	4.4	85,923,995
Utilities - Other	3.2	63,678,015
Airport	2.3	44,243,378
Misc	1.5	30,210,208
Multi-Family Housing	1.0	19,661,431
Tobacco	0.6	11,926,810
Single Family Housing	0.5	10,777,499
Industrial Development Revenue	0.5	10,515,702
Pollution Control	0.2	4,504,664
Health	0.2	3,086,507
Refunded	0.0	75,291
Unassigned	0.0	21,895
	100.0%	$1,962,684,576
37